Schedule of Investments
Invesco FTSE International Low Beta Equal Weight ETF (IDLB)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.83%
Australia-6.01%
Adbri Ltd.	2,855	$5,040
AGL Energy Ltd.	1,176	6,877
ALS Ltd.	676	5,491
Altium Ltd.	259	5,633
Ansell Ltd.	341	6,220
APA Group	875	7,113
Appen Ltd.	1,243	5,031
Aristocrat Leisure Ltd.	240	5,912
ASX Ltd.	104	6,405
Aurizon Holdings Ltd.	2,515	7,055
BHP Group Ltd.	178	4,804
Boral Ltd.	2,232	4,517
carsales.com Ltd.	418	6,023
Cochlear Ltd.	39	5,830
Coles Group Ltd.	494	6,463
CSL Ltd.	32	6,472
CSR Ltd.	1,588	5,042
Domino’s Pizza Enterprises Ltd.	115	5,813
EBOS Group Ltd.	240	5,931
Evolution Mining Ltd.	1,909	3,517
Fortescue Metals Group Ltd.	467	5,976
Goodman Group	402	5,807
Harvey Norman Holdings Ltd.	1,725	4,983
IGO Ltd.	749	5,770
Iluka Resources Ltd.	817	5,462
Incitec Pivot Ltd.	2,783	6,991
Insurance Australia Group Ltd.	1,968	6,139
JB Hi-Fi Ltd.(a)	174	5,110
Macquarie Group Ltd.	49	6,193
Medibank Pvt. Ltd.	2,738	6,515
Metcash Ltd.	2,121	6,127
Newcrest Mining Ltd.	338	4,552
NEXTDC Ltd.(b)	774	6,362
Northern Star Resources Ltd.	794	4,344
Orora Ltd.	2,380	5,896
Pro Medicus Ltd.	190	6,568
Qube Holdings Ltd.	2,873	5,533
Ramsay Health Care Ltd.	138	6,760
Reece Ltd.	412	4,379
Rio Tinto Ltd.	67	4,574
Rio Tinto PLC	73	4,375
Seven Group Holdings Ltd.	404	4,948
Shopping Centres Australasia Property Group	3,038	6,275
Sierra Rutile Holdings Ltd.(b)	817	182
Sonic Healthcare Ltd.	254	6,074
TPG Telecom Ltd.(a)	1,490	6,592
Transurban Group	688	6,966
Treasury Wine Estates Ltd.	762	6,514
Washington H Soul Pattinson & Co. Ltd.	340	6,095
Wesfarmers Ltd.	178	5,792
Woodside Energy Group Ltd.	317	7,074
Woolworths Group Ltd.	247	6,467
		296,584
Austria-0.47%
ANDRITZ AG	150	6,965
Telekom Austria AG(b)	808	4,985
Verbund AG	67	7,344
voestalpine AG	175	3,908
		23,202
	Shares	Value
Belgium-0.99%
Ackermans & van Haaren N.V.	33	$4,832
Ageas S.A./N.V.	136	5,900
Elia Group S.A./N.V.	44	6,653
Etablissements Franz Colruyt N.V.	155	4,272
Groupe Bruxelles Lambert S.A.	58	5,103
Proximus SADP	317	4,378
Telenet Group Holding N.V.	172	2,738
UCB S.A.	54	4,201
Umicore S.A.(a)	139	5,012
Warehouses De Pauw C.V.A.(a)	168	5,680
		48,769
Brazil-0.21%
Wheaton Precious Metals Corp.	142	4,870
Yara International ASA	129	5,484
		10,354
Canada-3.33%
Agnico Eagle Mines Ltd.	122	5,242
Barrick Gold Corp.	279	4,394
BCE, Inc.	119	6,009
Canadian Imperial Bank of Commerce	94	4,752
Canadian National Railway Co.	48	6,077
Canadian Pacific Railway Ltd.	83	6,540
Canadian Tire Corp. Ltd., Class A(a)	44	5,649
Canadian Utilities Ltd., Class A	228	7,376
Enbridge, Inc.	145	6,508
Fortis, Inc.	139	6,562
Franco-Nevada Corp.	42	5,375
George Weston Ltd.	58	6,918
Great-West Lifeco, Inc.	221	5,367
Hydro One Ltd.(c)	256	7,143
Intact Financial Corp.	44	6,545
Loblaw Cos. Ltd.	81	7,369
Metro, Inc.	121	6,696
Nutrien Ltd.	73	6,245
Restaurant Brands International, Inc.	115	6,161
Rogers Communications, Inc., Class B	121	5,559
Saputo, Inc.	266	6,566
Shaw Communications, Inc., Class B	213	5,758
Sun Life Financial, Inc.	124	5,754
TC Energy Corp.	117	6,234
Teck Resources Ltd., Class B	167	4,907
TELUS Corp.	251	5,775
Thomson Reuters Corp.	58	6,509
		163,990
China-1.82%
AAC Technologies Holdings, Inc.	2,327	4,500
BOC Hong Kong Holdings Ltd.	1,883	6,801
Budweiser Brewing Co. APAC Ltd.(c)	1,900	5,264
China Travel International Investment Hong Kong Ltd.(b)	33,617	6,338
Chow Tai Fook Jewellery Group Ltd.	3,000	5,931
ESR Cayman Ltd.(b)(c)	2,099	5,441
Kerry Logistics Network Ltd.	2,552	5,130
Lee & Man Paper Manufacturing Ltd.	9,510	3,610
Minth Group Ltd.	1,766	4,713
Shui On Land Ltd.	41,000	5,432
SITC International Holdings Co. Ltd.	1,556	5,283
Tingyi Cayman Islands Holding Corp.	2,980	4,905
Towngas Smart Energy Co. Ltd.(b)	9,319	4,440
Uni-President China Holdings Ltd.	6,190	5,654
See accompanying notes which are an integral part of this schedule.

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
China-(continued)
Want Want China Holdings Ltd.	6,132	$4,984
Wharf Holdings Ltd. (The)	1,698	6,208
Wilmar International Ltd.	1,835	5,334
		89,968
Denmark-1.49%
Ambu A/S, Class B(a)	344	3,886
AP Moller - Maersk A/S, Class A	1	2,658
AP Moller - Maersk A/S, Class B	1	2,710
Carlsberg A/S, Class B	48	6,179
Chr. Hansen Holding A/S	91	5,930
Coloplast A/S, Class B	43	5,002
Danske Bank A/S(a)	396	5,510
DSV A/S	33	5,514
GN Store Nord A/S	120	4,149
H Lundbeck A/S	1,019	5,024
H Lundbeck A/S, Class A(b)	255	1,213
Novo Nordisk A/S, Class B	62	7,251
Novozymes A/S, Class B	100	6,359
Royal Unibrew A/S	69	5,851
Tryg A/S	284	6,447
		73,683
Finland-1.31%
Elisa OYJ	116	6,392
Huhtamaki OYJ	189	7,325
Kesko OYJ, Class B	238	5,853
Kojamo OYJ	252	4,481
Kone OYJ, Class B	119	5,400
Nordea Bank Abp	604	5,921
Orion OYJ, Class B	140	6,654
Sampo OYJ, Class A	144	6,187
Stora Enso OYJ, Class R	347	5,329
UPM-Kymmene OYJ	191	6,016
Valmet OYJ	190	5,246
		64,804
France-4.35%
Air Liquide S.A.	43	5,881
ALD S.A.(c)	478	5,634
Arkema S.A.	49	4,612
BioMerieux	62	6,676
Bollore SE	1,288	6,462
Bouygues S.A.	181	5,444
Bureau Veritas S.A.(a)	224	6,151
Carrefour S.A.	321	5,446
Cie de L’Odet SE	5	5,965
Cie de Saint-Gobain	106	4,899
Cie Generale des Etablissements Michelin S.C.A.	195	5,401
Danone S.A.	110	6,035
Dassault Aviation S.A.	44	6,259
Dassault Systemes SE	133	5,650
Edenred	140	7,152
ENGIE S.A.	469	5,767
EssilorLuxottica S.A.	36	5,596
Euroapi S.A.(b)	3	51
Gecina S.A.	49	4,996
Hermes International	5	6,801
Ipsen S.A.	52	5,239
Kering S.A.	9	5,111
La Francaise des Jeux SAEM(c)	146	5,188
Legrand S.A.	63	5,131
L’Oreal S.A.	16	6,005
	Shares	Value
France-(continued)
LVMH Moet Hennessy Louis Vuitton SE	9	$6,194
Orange S.A.	528	5,382
Pernod Ricard S.A.	29	5,663
Publicis Groupe S.A.	94	4,974
Remy Cointreau S.A.(a)	32	6,284
Sanofi	63	6,245
Sartorius Stedim Biotech	16	6,356
Schneider Electric SE	41	5,625
SEB S.A.	46	3,848
SOITEC(b)	39	6,186
Somfy S.A.	38	4,781
Teleperformance	17	5,656
Ubisoft Entertainment S.A.(b)	123	5,206
Vivendi SE	512	4,833
		214,785
Germany-4.66%
1&1 AG	270	4,661
adidas AG	26	4,448
Beiersdorf AG	59	6,055
Brenntag SE	74	5,158
Carl Zeiss Meditec AG, BR	39	5,651
Commerzbank AG(b)	829	5,645
Covestro AG(c)	115	3,896
Deutsche Bank AG	556	4,834
Deutsche Boerse AG	40	6,954
Deutsche Post AG	134	5,315
Deutsche Telekom AG	354	6,680
Deutsche Wohnen SE	143	3,518
DWS Group GmbH & Co. KGaA(c)	180	5,220
E.ON SE	510	4,561
Evotec SE(b)	217	5,598
Fielmann AG	113	4,547
Fresenius Medical Care AG & Co. KGaA	94	3,466
Fuchs Petrolub SE	53	1,348
Fuchs Petrolub SE, Preference Shares	109	3,250
GEA Group AG	154	5,711
Hannover Rueck SE	34	4,795
HelloFresh SE(b)	126	3,450
Henkel AG & Co. KGaA	30	1,880
Henkel AG & Co. KGaA, Preference Shares	51	3,239
KION Group AG	77	3,482
Knorr-Bremse AG	71	4,203
LEG Immobilien SE	46	4,158
Mercedes-Benz Group AG	84	4,901
Merck KGaA	31	5,870
METRO AG(b)	736	5,932
MTU Aero Engines AG	28	5,370
Nemetschek SE	67	4,441
Puma SE	69	4,617
Rational AG	9	6,226
Rheinmetall AG	37	6,747
RWE AG	156	6,391
Sartorius AG	1	405
Sartorius AG, Preference Shares	13	5,773
Scout24 SE(c)	109	6,186
Siemens AG	43	4,759
Siemens Healthineers AG(c)	103	5,253
Symrise AG	55	6,371
Telefonica Deutschland Holding AG	2,334	6,178
United Internet AG	191	4,999
Varta AG(a)	59	4,765
Vonovia SE	113	3,741

See accompanying notes which are an integral part of this schedule.

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Germany-(continued)
Wacker Chemie AG	41	$6,127
Zalando SE(b)(c)	102	2,844
		229,619
Hong Kong-3.29%
Cafe de Coral Holdings Ltd.	4,126	6,297
CK Infrastructure Holdings Ltd.	1,064	6,669
CLP Holdings Ltd.	631	5,345
DFI Retail Group Holdings Ltd.	2,431	6,807
Guotai Junan International Holdings Ltd.	48,903	4,921
Hang Lung Group Ltd.	2,861	5,161
Hang Lung Properties Ltd.	3,062	5,570
Hang Seng Bank Ltd.	345	5,560
Hong Kong & China Gas Co. Ltd. (The)	4,143	4,370
Hong Kong Exchanges & Clearing Ltd.	135	6,174
Hutchison Port Holdings Trust, Class U	25,782	6,059
Hutchison Telecommunications Hong Kong Holdings Ltd.	39,690	7,180
Jardine Matheson Holdings Ltd.	102	5,385
Johnson Electric Holdings Ltd., Class H	4,000	5,116
Kerry Properties Ltd.	2,386	5,739
Lifestyle International Holdings Ltd.(b)	10,500	3,611
Link REIT	800	6,696
New World Development Co. Ltd.	1,615	5,390
PCCW Ltd.	11,000	5,885
Power Assets Holdings Ltd.	1,021	6,679
Shun Tak Holdings Ltd.(b)	24,000	4,494
Sino Land Co. Ltd.	5,073	7,535
Sun Hung Kai Properties Ltd.	542	6,473
Swire Properties Ltd.	2,600	6,187
Techtronic Industries Co. Ltd.	394	4,369
Vinda International Holdings Ltd.	2,356	6,258
VTech Holdings Ltd.	847	5,778
WH Group Ltd.	8,803	6,661
		162,369
Indonesia-0.24%
First Pacific Co. Ltd.	16,000	6,380
Golden Agri-Resources Ltd.	28,172	5,296
		11,676
Ireland-0.31%
CRH PLC	134	5,122
Kerry Group PLC, Class A	52	5,475
Smurfit Kappa Group PLC	129	4,659
		15,256
Israel-2.17%
Bezeq The Israeli Telecommunication Corp. Ltd.	3,689	6,246
Camtek Ltd.(b)	183	5,230
Elco Ltd.	70	4,773
Electra Ltd.	8	4,728
Energix-Renewable Energies Ltd.	1,415	5,607
First International Bank of Israel Ltd. (The)	159	6,594
Fox Wizel Ltd.	35	4,383
Gav-Yam Lands Corp. Ltd.	473	4,486
Harel Insurance Investments & Financial Services Ltd.	509	5,129
Maytronics Ltd.	282	3,639
Mizrahi Tefahot Bank Ltd.	175	6,370
Nice Ltd.(b)	28	5,790
Nova Ltd.(b)	56	5,737
Sapiens International Corp. N.V.	225	5,781
Shapir Engineering and Industry Ltd.	622	5,467
	Shares	Value
Israel-(continued)
Shikun & Binui Ltd.(b)	983	$4,541
Shufersal Ltd.	684	4,413
Strauss Group Ltd.	191	5,017
Teva Pharmaceutical Industries Ltd.(b)	763	7,125
Tower Semiconductor Ltd.(b)	129	6,076
		107,132
Italy-2.69%
A2A S.p.A.(a)	3,759	4,814
Amplifon S.p.A.(a)	140	4,598
Assicurazioni Generali S.p.A.	331	4,923
Atlantia S.p.A.	355	8,170
Buzzi Unicem S.p.A.(a)	344	6,242
Davide Campari-Milano N.V.(a)	612	6,752
De’ Longhi S.p.A.(a)	187	3,528
DiaSorin S.p.A.	45	6,222
Enel S.p.A.	951	4,760
Ferrari N.V.	29	6,097
FinecoBank Banca Fineco S.p.A.	419	5,165
Hera S.p.A.	1,732	4,948
Infrastrutture Wireless Italiane S.p.A.(c)	629	6,568
Interpump Group S.p.A.	112	4,746
Italgas S.p.A.	1,017	5,786
Mediobanca Banca di Credito Finanziario S.p.A.	657	5,600
Moncler S.p.A.(a)	105	5,211
Nexi S.p.A.(b)(c)	455	4,108
Prysmian S.p.A.	187	5,901
Recordati Industria Chimica e Farmaceutica S.p.A.	135	5,951
Reply S.p.A.	40	5,221
Snam S.p.A.(a)	1,186	5,923
Terna Rete Elettrica Nazionale S.p.A.(a)	779	5,940
UnipolSai Assicurazioni S.p.A.	2,427	5,464
		132,638
Japan-35.36%
ABC-Mart, Inc.	144	6,055
Acom Co. Ltd.	2,301	5,716
Activia Properties, Inc.	2	6,248
Advance Residence Investment Corp.	2	5,492
AEON Financial Service Co. Ltd.	635	6,889
Aeon Mall Co. Ltd.	476	6,037
AEON REIT Investment Corp.(a)	5	5,840
AGC, Inc.	159	5,746
Aica Kogyo Co. Ltd.	229	5,260
Ain Holdings, Inc.	119	6,820
Aisin Corp.	183	5,388
Ajinomoto Co., Inc.	217	5,680
Alfresa Holdings Corp.	415	5,502
Alps Alpine Co. Ltd.	635	6,542
Amano Corp.	317	6,048
Anritsu Corp.	439	5,328
Ariake Japan Co. Ltd.	125	4,948
As One Corp.	98	4,612
Asahi Kasei Corp.	714	5,692
ASKUL Corp.	420	5,509
Astellas Pharma, Inc.	387	6,045
Azbil Corp.	179	5,337
Benesse Holdings, Inc.	303	5,427
Bic Camera, Inc.	736	6,366
BIPROGY, Inc.	238	5,040
Bridgestone Corp.	160	6,223
Calbee, Inc.	297	6,342
Canon Marketing Japan, Inc.	309	7,202

See accompanying notes which are an integral part of this schedule.

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Japan-(continued)
Canon, Inc.	274	$6,439
Capcom Co. Ltd.	265	7,317
Chiba Bank Ltd. (The)	1,111	6,110
Chugoku Bank Ltd. (The)	841	6,072
Concordia Financial Group Ltd.	1,587	5,355
Cosmo Energy Holdings Co. Ltd.	265	7,931
Cosmos Pharmaceutical Corp.	45	4,818
Credit Saison Co. Ltd.	597	7,567
Dai Nippon Printing Co. Ltd.	254	5,568
Daicel Corp.	839	5,292
Dai-ichi Life Holdings, Inc.	317	5,462
Daito Trust Construction Co. Ltd.	61	5,746
Daiwa House REIT Investment Corp.	2	4,796
Daiwa Office Investment Corp.	1	5,051
Daiwa Securities Group, Inc.	1,031	4,726
DeNA Co. Ltd.	397	5,828
Denka Co. Ltd.	204	5,243
Denso Corp.	98	5,304
Descente Ltd.	238	5,020
DIC Corp.	279	5,117
Disco Corp.	22	5,317
Eisai Co. Ltd.	129	5,866
Electric Power Development Co. Ltd.	395	6,626
ENEOS Holdings, Inc.	1,507	5,770
Ezaki Glico Co. Ltd.	184	5,349
FANUC Corp.	35	5,977
Fast Retailing Co. Ltd.	12	7,201
FP Corp.	229	5,130
Fuji Electric Co. Ltd.	120	5,360
Fuji Media Holdings, Inc.	617	5,332
Fuji Oil Holdings, Inc.	321	5,447
FUJIFILM Holdings Corp.	97	5,487
Fukuoka Financial Group, Inc.	317	5,574
Furukawa Electric Co. Ltd.	320	5,550
Fuyo General Lease Co. Ltd.	98	5,983
GLP J-Reit	4	5,241
GMO internet, Inc.	258	5,017
GMO Payment Gateway, Inc.(a)	61	5,011
GOLDWIN, Inc.	117	7,248
GungHo Online Entertainment, Inc.	278	5,389
H.U. Group Holdings, Inc.	238	5,672
Hachijuni Bank Ltd. (The)	1,759	6,502
Haseko Corp.	518	6,263
Heiwa Corp.	365	5,667
Hikari Tsushin, Inc.	48	5,254
Hino Motors Ltd.	714	3,670
Hirogin Holdings, Inc.	1,111	5,096
Hirose Electric Co. Ltd.	41	5,838
Hitachi Ltd.	130	6,521
Hitachi Metals Ltd.(b)	357	5,465
Hitachi Transport System Ltd.	123	7,961
Horiba Ltd.	114	5,570
House Foods Group, Inc.	251	5,367
Hulic Co. Ltd.	708	5,631
Ibiden Co. Ltd.	125	3,643
Idemitsu Kosan Co. Ltd.	229	5,877
Industrial & Infrastructure Fund Investment Corp.(a)	4	5,540
Information Services International-Dentsu Ltd.	186	6,193
Inpex Corp.	555	6,262
Internet Initiative Japan, Inc.	190	7,634
ITOCHU Corp.(a)	192	5,554
Itochu Techno-Solutions Corp.	258	6,853
	Shares	Value
Japan-(continued)
Itoham Yonekyu Holdings, Inc.	1,057	$5,267
Iyo Bank Ltd. (The)	1,187	5,711
Izumi Co. Ltd.	217	5,050
Japan Aviation Electronics Industry Ltd.	397	6,719
Japan Exchange Group, Inc.	340	5,364
Japan Hotel REIT Investment Corp.	13	6,712
Japan Logistics Fund, Inc.	2	4,789
Japan Post Bank Co. Ltd.	738	5,870
Japan Post Holdings Co. Ltd.	782	5,595
Japan Post Insurance Co. Ltd.	363	5,829
Japan Prime Realty Investment Corp.	2	6,083
Japan Real Estate Investment Corp.	1	4,811
Japan Steel Works Ltd. (The)	194	4,449
Japan Tobacco, Inc.	347	6,199
JCR Pharmaceuticals Co. Ltd.	346	6,382
Jeol Ltd.	117	5,244
JTEKT Corp.	793	5,815
JustSystems Corp.	135	4,126
Kagome Co. Ltd.	246	5,789
Kaken Pharmaceutical Co. Ltd.	175	5,080
Kamigumi Co. Ltd.	314	6,343
Kandenko Co. Ltd.	841	5,191
Kansai Electric Power Co., Inc. (The)	620	6,263
Kao Corp.	138	5,973
Katitas Co. Ltd.	198	4,933
KDDI Corp.	183	5,877
Kenedix Office Investment Corp.	1	5,350
Kewpie Corp.	288	4,978
Keyence Corp.	13	5,100
Kinden Corp.	478	5,608
Kintetsu Group Holdings Co. Ltd.	206	6,766
Kobayashi Pharmaceutical Co. Ltd.	72	4,768
Kobe Bussan Co. Ltd.	181	5,126
Kokuyo Co. Ltd.	458	6,062
Komatsu Ltd.	276	6,214
Kose Corp.	56	4,944
K’s Holdings Corp.	555	5,573
Kuraray Co. Ltd.	714	5,700
Kusuri no Aoki Holdings Co. Ltd.	102	4,220
Kyocera Corp.	110	6,064
Kyushu Electric Power Co., Inc.	793	5,162
Kyushu Financial Group, Inc.	1,761	5,165
Kyushu Railway Co.	282	5,870
LaSalle Logiport REIT	4	5,256
Lawson, Inc.	162	5,715
Lintec Corp.	284	4,953
Lion Corp.	485	5,559
Mabuchi Motor Co. Ltd.	189	5,374
Mani, Inc.	461	5,409
Marui Group Co. Ltd.	317	5,735
Maruichi Steel Tube Ltd.	266	5,849
Maruwa Unyu Kikan Co. Ltd.	724	8,250
Matsui Securities Co. Ltd.	871	5,233
Mebuki Financial Group, Inc.	2,697	5,408
Medipal Holdings Corp.	367	5,506
MEIJI Holdings Co. Ltd.	105	5,460
Menicon Co. Ltd.	244	6,098
MISUMI Group, Inc.	206	5,079
Mitsubishi Chemical Group Corp.	873	4,864
Mitsubishi Corp.	188	5,553
Mitsubishi Heavy Industries Ltd.	201	7,401
Mitsubishi Materials Corp.	347	5,219

See accompanying notes which are an integral part of this schedule.

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Japan-(continued)
Mitsubishi UFJ Financial Group, Inc.	1,031	$5,750
Mitsui & Co. Ltd.	259	5,669
Mitsui Fudosan Logistics Park, Inc.	1	3,913
Mitsui Mining & Smelting Co. Ltd.	206	4,886
Mizuho Financial Group, Inc.	476	5,640
MonotaRO Co. Ltd.	323	5,716
Mori Hills REIT Investment Corp.	5	5,724
Morinaga & Co. Ltd.	188	5,880
Morinaga Milk Industry Co. Ltd.	132	4,840
MS&AD Insurance Group Holdings, Inc.	194	6,266
Nagase & Co. Ltd.	432	6,442
Nankai Electric Railway Co. Ltd.	314	6,158
NEC Networks & System Integration Corp.	424	5,802
Nexon Co. Ltd.	257	5,798
NGK Insulators Ltd.	432	6,264
NGK Spark Plug Co. Ltd.	355	6,895
NH Foods Ltd.	167	5,029
NHK Spring Co. Ltd.	873	5,885
Nichirei Corp.	278	4,936
Nihon Kohden Corp.	236	5,244
Nintendo Co. Ltd.	12	5,361
Nippon Accommodations Fund, Inc.	1	5,208
Nippon Building Fund, Inc.	1	5,282
Nippon Electric Glass Co. Ltd.	272	5,373
Nippon Kayaku Co. Ltd.	635	5,298
Nippon Prologis REIT, Inc.	2	5,178
Nippon Shinyaku Co. Ltd.	102	6,273
Nippon Shokubai Co. Ltd.	130	5,048
Nippon Telegraph & Telephone Corp.	219	6,238
Nippon Television Holdings, Inc.	579	5,355
Nipro Corp.	714	6,224
Nishi-Nippon Railroad Co. Ltd.	275	6,025
Nissan Chemical Corp.	113	5,716
Nisshin Seifun Group, Inc.	441	5,398
Nissin Foods Holdings Co. Ltd.	78	5,626
Nitori Holdings Co. Ltd.	44	4,629
Nitto Denko Corp.	92	5,872
Noevir Holdings Co. Ltd.	142	6,269
NOK Corp.	635	5,644
Nomura Real Estate Master Fund, Inc.	5	6,236
Nomura Research Institute Ltd.	179	5,337
NS Solutions Corp.	195	5,698
NSK Ltd.	1,031	5,724
Obayashi Corp.	793	5,791
Oji Holdings Corp.	1,261	5,227
Ono Pharmaceutical Co. Ltd.	255	7,132
Orient Corp.	6,074	6,135
ORIX JREIT, Inc.	5	7,149
Osaka Gas Co. Ltd.	334	5,975
OSG Corp.	397	5,391
Otsuka Corp.	171	5,291
Paltac Corp.	158	4,918
Pan Pacific International Holdings Corp.	402	6,217
Panasonic Holdings Corp.	635	5,198
PeptiDream, Inc.(a)(b)	353	4,371
Pigeon Corp.	368	5,328
Pola Orbis Holdings, Inc.	445	5,407
Relo Group, Inc.	430	7,072
Renesas Electronics Corp.(b)	555	5,274
Rengo Co. Ltd.	919	5,336
Resona Holdings, Inc.	1,466	5,652
Rohm Co. Ltd.	79	5,799
	Shares	Value
Japan-(continued)
Rohto Pharmaceutical Co. Ltd.	191	$5,688
Ryohin Keikaku Co. Ltd.	451	4,478
Sankyo Co. Ltd.	221	6,904
Sansan, Inc.(b)	621	6,138
Santen Pharmaceutical Co. Ltd.	549	4,424
Sanwa Holdings Corp.	555	5,938
Sawai Group Holdings Co. Ltd.	159	5,128
SBI Holdings, Inc.	238	4,783
Secom Co. Ltd.	83	5,521
Sega Sammy Holdings, Inc.	343	5,849
Sekisui Chemical Co. Ltd.	397	5,537
Sekisui House REIT, Inc.	10	6,240
Seven & i Holdings Co. Ltd.	132	5,362
Seven Bank Ltd.	2,935	5,798
SHIFT, Inc.(b)	29	4,487
Shimamura Co. Ltd.	67	6,397
Shimano, Inc.	27	4,499
Shimizu Corp.	952	5,364
Shinsei Bank Ltd.	359	5,394
Ship Healthcare Holdings, Inc.	320	6,072
Shiseido Co. Ltd.	116	4,730
Shizuoka Bank Ltd. (The)	852	5,119
SHO-BOND Holdings Co. Ltd.	136	5,983
Skylark Holdings Co. Ltd.(b)	476	5,649
Softbank Corp.	517	5,951
SoftBank Group Corp.	144	6,039
Sohgo Security Services Co. Ltd.	182	5,066
Sojitz Corp.	377	5,690
Sompo Holdings, Inc.	147	6,511
Sony Group Corp.	60	5,250
Square Enix Holdings Co. Ltd.	122	5,623
Stanley Electric Co. Ltd.	289	5,023
Subaru Corp.	397	6,883
Sugi Holdings Co. Ltd.	106	4,759
Sumitomo Bakelite Co. Ltd.	159	5,092
Sumitomo Chemical Co. Ltd.	1,269	4,956
Sumitomo Corp.	397	5,538
Sumitomo Electric Industries Ltd.	521	5,744
Sumitomo Forestry Co. Ltd.	317	4,879
Sumitomo Heavy Industries Ltd.	266	6,021
Sumitomo Metal Mining Co. Ltd.	117	3,689
Sumitomo Mitsui Financial Group, Inc.	183	5,624
Sumitomo Mitsui Trust Holdings, Inc.	188	6,136
Sumitomo Rubber Industries Ltd.	714	6,379
Sundrug Co. Ltd.	241	5,626
Suzuken Co. Ltd.	190	5,217
Taiheiyo Cement Corp.	353	5,259
Taisho Pharmaceutical Holdings Co. Ltd.	132	5,225
Takara Bio, Inc.	313	5,026
TBS Holdings, Inc.	397	5,047
TDK Corp.	167	5,198
THK Co. Ltd.	283	5,929
TIS, Inc.	263	7,389
Tobu Railway Co. Ltd.	260	6,128
Toda Corp.	964	5,136
Toho Co. Ltd.	144	5,678
Tokai Carbon Co. Ltd.	629	5,022
Tokio Marine Holdings, Inc.	118	6,855
Tokyo Electric Power Co. Holdings, Inc.(b)	1,877	7,345
Tokyo Gas Co. Ltd.	301	5,880
Tokyo Ohka Kogyo Co. Ltd.	94	4,825
Tokyu Corp.	476	5,791

See accompanying notes which are an integral part of this schedule.

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Japan-(continued)
Toshiba Corp.	156	$6,288
Toshiba TEC Corp.	149	4,877
Tosoh Corp.	409	5,288
Toyo Seikan Group Holdings Ltd.	476	5,435
Toyo Suisan Kaisha Ltd.	155	6,553
Toyoda Gosei Co. Ltd.	354	5,538
Toyota Boshoku Corp.	359	5,257
Toyota Motor Corp.	346	5,532
Trend Micro, Inc.	106	6,115
TS Tech Co. Ltd.	476	5,378
Tsumura & Co.	241	5,617
Tsuruha Holdings, Inc.	79	4,481
UBE Corp.	354	5,499
Ulvac, Inc.	124	4,639
Unicharm Corp.	167	6,033
United Urban Investment Corp.	6	6,510
Ushio, Inc.	397	5,430
USS Co. Ltd.	370	7,212
Welcia Holdings Co. Ltd.	229	5,091
Yakult Honsha Co. Ltd.	111	6,727
Yamada Holdings Co. Ltd.	1,897	6,813
Yamaguchi Financial Group, Inc.	1,018	5,720
Yamato Holdings Co. Ltd.	312	5,418
Yamato Kogyo Co. Ltd.	196	6,643
Yamazaki Baking Co. Ltd.	477	5,739
Yaoko Co. Ltd.	108	5,228
Yokohama Rubber Co. Ltd. (The)	476	6,899
Z Holdings Corp.	1,269	4,454
Zenkoku Hosho Co. Ltd.	159	5,371
Zensho Holdings Co. Ltd.	266	6,996
Zeon Corp.	580	5,828
ZOZO, Inc.	211	4,520
		1,744,511
Jordan-0.11%
Hikma Pharmaceuticals PLC	244	5,137
Luxembourg-0.32%
Eurofins Scientific SE	65	5,038
L’Occitane International S.A.	1,900	6,451
RTL Group S.A.(a)	108	4,220
		15,709
Mexico-0.12%
Fresnillo PLC(a)	674	6,048
Netherlands-2.05%
Aalberts N.V.	111	4,720
ABN AMRO Bank N.V., CVA(c)	518	5,271
Aegon N.V.	1,323	5,779
Akzo Nobel N.V.	65	4,360
ASR Nederland N.V.	155	6,432
Euronext N.V.(c)	73	5,916
Heineken Holding N.V.	82	6,438
Heineken N.V.	61	5,977
JDE Peet’s N.V.	198	5,722
Koninklijke Ahold Delhaize N.V.	212	5,812
Koninklijke DSM N.V.(a)	33	5,246
Koninklijke KPN N.V.(a)	1,865	6,125
Koninklijke Philips N.V.	198	4,069
Koninklijke Vopak N.V.	179	4,130
NN Group N.V.	140	6,521
Prosus N.V.(b)	107	6,940
	Shares	Value
Netherlands-(continued)
Randstad N.V.(a)	102	$5,122
Wolters Kluwer N.V.(a)	61	6,593
		101,173
New Zealand-0.84%
Auckland International Airport Ltd.(b)	1,318	6,165
Contact Energy Ltd.	1,164	5,584
Infratil Ltd.	1,176	6,179
Kiwi Property Group Ltd., (Acquired 03/18/2022; Cost $6,754)(d)	8,938	5,717
Mainfreight Ltd.	118	5,697
SKYCITY Entertainment Group Ltd.	3,239	5,626
Spark New Zealand Ltd.	2,015	6,444
		41,412
Nigeria-0.13%
Airtel Africa PLC(c)	3,262	6,304
Norway-0.88%
Aker BP ASA, SDR(a)(e)	193	6,643
Gjensidige Forsikring ASA	255	5,312
Nordic Semiconductor ASA(b)	224	3,893
Orkla ASA	719	6,192
Salmar ASA	78	5,563
Schibsted ASA, Class A	94	1,759
Schibsted ASA, Class B	117	2,096
Telenor ASA	437	5,289
TOMRA Systems ASA	282	6,553
		43,300
Poland-0.48%
CD Projekt S.A.(a)	147	2,879
Cyfrowy Polsat S.A.	908	3,913
Dino Polska S.A.(b)(c)	93	7,250
KGHM Polska Miedz S.A.	144	3,585
Polskie Gornictwo Naftowe i Gazownictwo S.A.(b)	4,092	6,105
		23,732
Portugal-0.28%
EDP - Energias de Portugal S.A.	1,381	6,955
Jeronimo Martins SGPS S.A.	297	6,850
		13,805
Singapore-2.77%
Ascendas REIT	2,874	6,172
CapitaLand Integrated Commercial Trust	4,039	6,367
Frasers Logistics & Commercial Trust(c)	5,632	5,865
Jardine Cycle & Carriage Ltd.	363	7,350
Kenon Holdings Ltd.	106	4,508
Keppel Corp. Ltd.	1,463	7,279
Keppel DC REIT	3,667	5,489
Keppel REIT	7,561	6,069
Mapletree Industrial Trust	3,396	6,655
Mapletree Logistics Trust	4,912	6,251
Mapletree Pan Asia Commercial Trust	4,761	6,541
NetLink NBN Trust(c)	8,392	5,826
Olam Group Ltd.	5,148	6,031
Sembcorp Industries Ltd.	3,015	6,344
Singapore Exchange Ltd.	905	6,479
Singapore Post Ltd.	13,664	6,274
Singapore Technologies Engineering Ltd.	2,243	6,520
StarHub Ltd.	6,999	6,326
STMicroelectronics N.V.	159	5,987
Suntec REIT	5,284	6,152

See accompanying notes which are an integral part of this schedule.

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Singapore-(continued)
Venture Corp. Ltd.	487	$6,191
Wing Tai Holdings Ltd.	4,835	5,909
		136,585
South Korea-10.22%
Amorepacific Corp., Preference Shares	90	3,325
BGF retail Co. Ltd.	48	6,688
BNK Financial Group, Inc.	1,002	5,237
Cheil Worldwide, Inc.	336	5,897
CJ CheilJedang Corp.	20	6,027
CJ CheilJedang Corp., Preference Shares	46	5,984
CJ Corp.	86	5,283
CJ ENM Co. Ltd.	56	4,380
CJ Logistics Corp.(b)	55	4,932
Coway Co. Ltd.	106	5,230
DB Insurance Co. Ltd.	129	6,018
DGB Financial Group, Inc.	835	4,962
DL Holdings Co. Ltd.	129	6,454
Dongsuh Cos., Inc.	279	5,434
Doosan Bobcat, Inc.	198	4,740
Doosan Enerbility Co. Ltd.(b)	372	5,369
Ecopro BM Co. Ltd.	79	7,261
E-MART, Inc.	55	4,784
Fila Holdings Corp.	214	5,008
GS Engineering & Construction Corp.	163	3,739
GS Holdings Corp.	183	5,867
GS Retail Co. Ltd.	283	5,348
Hana Financial Group, Inc.	153	4,381
Hankook Tire & Technology Co. Ltd.	226	6,054
Hanssem Co. Ltd.	97	4,286
Hanwha Aerospace Co. Ltd.	131	6,494
Hanwha Corp.	177	3,754
Hanwha Corp., 3rd Preference Shares	95	1,097
Hanwha Solutions Corp.(b)	209	7,047
Hite Jinro Co. Ltd.	213	4,960
Hotel Shilla Co. Ltd.	98	5,416
Hyundai Department Store Co. Ltd.	100	5,127
Hyundai Doosan Infracore Co. Ltd.(b)	1,021	4,378
Hyundai Engineering & Construction Co. Ltd.	175	5,678
Hyundai Glovis Co. Ltd.	43	6,024
Hyundai Marine & Fire Insurance Co. Ltd.	280	7,070
Hyundai Mobis Co. Ltd.	32	5,629
Hyundai Motor Co.	35	5,281
Hyundai Motor Co., First Pfd.	6	435
Hyundai Motor Co., Second Pfd.	10	725
Iljin Materials Co. Ltd.	78	4,413
Industrial Bank of Korea	721	5,211
Kakao Games Corp.(b)	94	3,669
KB Financial Group, Inc.	124	4,625
KCC Corp.	22	4,936
KEPCO Plant Service & Engineering Co. Ltd.	206	6,065
Kia Corp.	105	6,563
Korea Aerospace Industries Ltd.	201	8,819
Korea Gas Corp.	181	5,183
Korea Investment Holdings Co. Ltd.	90	4,371
Korea Zinc Co. Ltd.	13	4,778
KT&G Corp.	94	5,926
Kumho Petrochemical Co. Ltd.	48	4,785
LG Chem Ltd.	13	6,034
LG Chem Ltd., Preference Shares	3	672
LG H&H Co. Ltd.	7	4,198
LG H&H Co. Ltd., Preference Shares	2	583
LG Innotek Co. Ltd.	25	6,986
	Shares	Value
South Korea-(continued)
LG Uplus Corp.	582	$5,600
LOTTE Chemical Corp.	35	4,755
LOTTE Chilsung Beverage Co. Ltd.	48	6,558
LOTTE Corp.	258	7,418
LOTTE Fine Chemical Co. Ltd.	100	5,065
Medy-Tox, Inc.(b)	59	5,236
Meritz Financial Group, Inc.	211	4,264
Mirae Asset Securities Co. Ltd.	665	3,373
Mirae Asset Securities Co. Ltd., Second Pfd.	277	838
NAVER Corp.	23	4,585
NCSoft Corp.	16	4,588
Netmarble Corp.(c)	69	3,830
NH Investment & Securities Co. Ltd.	665	5,093
NHN Corp.(b)	202	4,245
NongShim Co. Ltd.	24	5,164
Orion Corp.	84	6,498
Ottogi Corp.	17	5,882
Pearl Abyss Corp.(b)	71	2,913
POSCO Holdings, Inc.	25	4,657
Posco International Corp.	369	5,837
S-1 Corp.	109	5,353
Samsung Biologics Co. Ltd.(b)(c)	10	6,658
Samsung C&T Corp.	70	6,493
Samsung Card Co. Ltd.	236	5,822
Samsung Engineering Co. Ltd.(b)	325	4,903
Samsung Fire & Marine Insurance Co. Ltd.	36	5,473
Samsung Fire & Marine Insurance Co. Ltd., Preference Shares	4	485
Samsung Life Insurance Co. Ltd.	128	5,981
Samsung SDS Co. Ltd.	52	5,444
Samsung Securities Co. Ltd.	187	5,038
Seegene, Inc.	150	4,584
Shin Poong Pharmaceutical Co. Ltd.(b)	221	4,814
Shinhan Financial Group Co. Ltd.	198	5,441
Shinsegae, Inc.	28	4,709
SK Chemicals Co. Ltd.	57	4,607
SK Networks Co. Ltd.	1,681	5,622
SK Telecom Co. Ltd.	143	5,900
SKC Co. Ltd.	52	5,444
S-Oil Corp.	87	6,148
SSANGYONG C&E Co. Ltd.	988	5,073
Wemade Co. Ltd.	65	2,967
Woori Financial Group, Inc.	554	5,075
Yuhan Corp.	135	6,006
		504,059
Spain-1.33%
Acciona S.A.	39	7,977
ACS Actividades de Construccion y Servicios S.A.(a)	279	6,660
Enagas S.A.(a)	301	5,917
Endesa S.A.	311	5,680
Fluidra S.A.	215	3,983
Grifols S.A.	201	2,914
Grifols S.A., Class B, Preference Shares	157	1,423
Iberdrola S.A.	614	6,530
Mapfre S.A.	3,262	5,239
Naturgy Energy Group S.A.(a)	246	7,179
Red Electrica Corp. S.A.	327	6,412
Telefonica S.A.	1,320	5,864
		65,778
Sweden-2.97%
Assa Abloy AB, Class B	244	5,718

See accompanying notes which are an integral part of this schedule.

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Sweden-(continued)
Boliden AB	125	$4,131
Castellum AB	286	4,553
Epiroc AB, Class A	205	3,593
Epiroc AB, Class B	125	1,970
Essity AB, Class B	257	6,504
Fastighets AB Balder, Class B(b)	581	3,681
Getinge AB, Class B	157	3,516
H & M Hennes & Mauritz AB, Class B(a)	419	5,315
Hexagon AB, Class B	501	5,845
Holmen AB, Class B	134	5,466
Industrivarden AB, Class A	129	3,339
Industrivarden AB, Class C	98	2,509
Kinnevik AB, Class A(b)	219	3,952
Orron Energy AB	161	197
Sagax AB, Class D	1,937	5,576
Securitas AB, Class B(a)	539	5,416
Skandinaviska Enskilda Banken AB, Class A	581	6,249
Skandinaviska Enskilda Banken AB, Class C	8	99
SKF AB, Class B(a)	365	6,093
Svenska Cellulosa AB S.C.A., Class A	13	191
Svenska Cellulosa AB S.C.A., Class B	367	5,322
Svenska Handelsbanken AB, Class A	674	6,024
Svenska Handelsbanken AB, Class B	15	155
Sweco AB, Class B	487	5,398
Swedbank AB, Class A	415	5,707
Swedish Match AB	840	8,750
Swedish Orphan Biovitrum AB, Class B(b)	324	7,077
Tele2 AB, Class B	478	5,436
Telefonaktiebolaget LM Ericsson, Class A	10	82
Telefonaktiebolaget LM Ericsson, Class B	789	5,949
Telia Co. AB	1,723	6,333
Volvo AB, Class A	39	722
Volvo AB, Class B	315	5,610
		146,478
Switzerland-2.36%
Alcon, Inc.	78	6,097
Baloise Holding AG	39	6,196
Banque Cantonale Vaudoise	77	7,151
Barry Callebaut AG	3	6,627
BKW AG	48	5,443
Chocoladefabriken Lindt & Spruengli AG, PC	1	11,025
DKSH Holding AG	74	6,060
Emmi AG	6	5,953
Helvetia Holding AG	56	6,386
Logitech International S.A., Class R(a)	78	4,350
Lonza Group AG	9	5,445
PSP Swiss Property AG	48	5,725
Sonova Holding AG, Class A	16	5,729
Swatch Group AG (The)	25	1,243
Swatch Group AG (The), BR	16	4,244
Swiss Prime Site AG	65	5,907
Swisscom AG	10	5,395
Tecan Group AG, Class R	15	5,298
UBS Group AG	362	5,886
Zurich Insurance Group AG	14	6,099
		116,259
Taiwan-0.11%
FIT Hon Teng Ltd.(b)(c)	34,000	5,457
United Kingdom-4.67%
3i Group PLC	374	5,778
Admiral Group PLC	150	3,501
	Shares	Value
United Kingdom-(continued)
Ashtead Group PLC	88	$4,916
AstraZeneca PLC	52	6,862
Auto Trader Group PLC(c)	734	5,624
B&M European Value Retail S.A.	729	3,764
British American Tobacco PLC	147	5,761
Bunzl PLC	166	6,204
Croda International PLC	63	5,736
Dechra Pharmaceuticals PLC	105	4,707
Derwent London PLC	148	5,165
Diageo PLC	133	6,283
Direct Line Insurance Group PLC	1,514	3,795
Entain PLC(b)	303	4,434
Experian PLC	164	5,714
Haleon PLC(b)	305	1,083
Halma PLC	199	5,567
Hargreaves Lansdown PLC	413	4,263
HomeServe PLC	690	9,883
Howden Joinery Group PLC	599	4,930
IMI PLC	329	5,345
Intertek Group PLC	83	4,420
J Sainsbury PLC	1,877	5,048
JD Sports Fashion PLC	3,344	5,272
Johnson Matthey PLC	255	6,631
Kingfisher PLC	1,662	5,230
London Stock Exchange Group PLC	75	7,300
National Grid PLC	420	5,783
Next PLC	75	6,212
Renishaw PLC	108	5,701
Rentokil Initial PLC(a)	923	6,079
Rightmove PLC	715	5,565
Sage Group PLC (The)	680	5,829
Segro PLC	376	5,010
Smiths Group PLC	311	5,838
Spirax-Sarco Engineering PLC	40	5,809
SSE PLC(a)	292	6,282
Tate & Lyle PLC	561	5,480
Tesco PLC	1,721	5,500
Unilever PLC	132	6,431
United Utilities Group PLC	442	5,863
Weir Group PLC (The)	282	5,731
		230,329
United States-1.49%
Amcor PLC, CDI	557	7,186
Avast PLC(c)	773	4,374
Ferguson PLC	39	4,883
GSK PLC	244	5,130
JS Global Lifestyle Co. Ltd.(c)	6,000	7,208
Nestle S.A.	49	5,991
Oracle Corp.	83	5,136
QIAGEN N.V.(b)	133	6,626
Roche Holding AG	16	5,298
Roche Holding AG, BR	1	406
Signify N.V.	118	3,800
Stellantis N.V.	382	5,423
Swiss Re AG	74	5,540
Waste Connections, Inc.	50	6,660
		73,661
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.83% (Cost $5,660,963)		4,924,566

See accompanying notes which are an integral part of this schedule.

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.95%
Invesco Private Government Fund, 1.77%(f)(g)(h)	54,622	$54,622
Invesco Private Prime Fund, 1.89%(f)(g)(h)	140,457	140,457
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $195,079)		195,079
TOTAL INVESTMENTS IN SECURITIES-103.78% (Cost $5,856,042)		5,119,645
OTHER ASSETS LESS LIABILITIES-(3.78)%		(186,494)
NET ASSETS-100.00%		$4,933,151
Investment Abbreviations:
BR-Bearer Shares
CDI-CREST Depository Interest
CVA-Dutch Certificates
PC-Participation Certificate
Pfd.-Preferred
REIT-Real Estate Investment Trust
SDR-Swedish Depository Receipt

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at July 31, 2022.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2022 was $132,328, which represented 2.68% of the Fund’s Net Assets.
(d)	Restricted security. The value of this security at July 31, 2022 represented less than 1% of the Fund’s Net Assets.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$384,062	$(384,062)	$-	$-	$-	$12
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	112,402	657,404	(715,184)	-	-	54,622	381*
Invesco Private Prime Fund	262,272	1,386,499	(1,508,150)	-	(164)	140,457	1,097*
Total	$374,674	$2,427,965	$(2,607,396)	$-	$(164)	$195,079	$1,490

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco S&P Emerging Markets Low Volatility ETF (EELV)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.16%
Brazil-2.15%
ENGIE Brasil Energia S.A.	571,100	$4,869,355
Equatorial Energia S.A.	702,600	3,353,470
Itausa S.A., Preference Shares	1,916,500	3,181,846
Neoenergia S.A.	1,015,200	2,892,453
Telefonica Brasil S.A.	402,900	3,456,939
		17,754,063
China-5.75%
Agricultural Bank of China Ltd., H Shares	12,376,497	4,083,508
Bank of China Ltd., H Shares	15,777,201	5,607,510
Bank of Communications Co. Ltd., H Shares	6,161,508	3,665,555
China CITIC Bank Corp. Ltd., H Shares	8,886,483	3,713,125
China Construction Bank Corp., H Shares	6,611,493	4,219,618
China Everbright Bank Co. Ltd., H Shares	11,136,383	3,376,424
China Life Insurance Co. Ltd., H Shares	2,270,692	3,378,601
China Tower Corp. Ltd., H Shares(a)	27,948,816	3,596,008
Chongqing Rural Commercial Bank Co. Ltd., H Shares	11,322,781	3,937,782
Haitong Securities Co. Ltd., H Shares	4,969,689	3,323,720
Industrial & Commercial Bank of China Ltd., H Shares	8,766,603	4,634,633
People’s Insurance Co. Group of China Ltd. (The), H Shares	13,159,365	3,939,478
		47,475,962
Czech Rep-0.37%
CEZ A.S.	68,121	3,084,269
Indonesia-0.84%
PT Bank Central Asia Tbk	7,119,983	3,528,190
PT Indofood Sukses Makmur Tbk	7,390,944	3,388,398
		6,916,588
Kuwait-4.28%
Agility Public Warehousing Co. KSC	1,315,550	3,813,872
Boubyan Bank KSCP	1,641,328	4,431,826
Gulf Bank KSCP	3,643,391	4,265,375
Humansoft Holding Co. KSC	401,022	4,314,272
Kuwait Finance House KSCP	2,055,073	5,917,592
Mobile Telecommunications Co. KSCP	3,037,552	5,992,888
National Bank of Kuwait SAKP	1,897,509	6,596,265
		35,332,090
Malaysia-8.57%
CIMB Group Holdings Bhd.	3,361,900	3,935,625
Genting Bhd.	3,393,300	3,606,406
Genting Malaysia Bhd.	5,239,300	3,437,536
Hong Leong Bank Bhd.	1,255,500	5,918,524
IHH Healthcare Bhd.	2,837,747	4,074,419
Malayan Banking Bhd.	4,014,192	7,991,404
MISC Bhd.	2,748,900	4,453,335
Petronas Chemicals Group Bhd.	2,314,700	4,618,478
Petronas Gas Bhd.	1,358,600	5,232,312
Public Bank Bhd.	5,807,700	6,054,989
RHB Bank Bhd.	3,512,100	4,640,186
Sime Darby Bhd.	7,480,800	3,933,282
Telekom Malaysia Bhd.	3,039,000	3,878,558
Tenaga Nasional Bhd.	2,982,672	5,535,753
Westports Holdings Bhd.	4,328,600	3,404,134
		70,714,941
Mexico-4.21%
America Movil S.A.B. de C.V., Series L	3,644,225	3,472,310
Arca Continental S.A.B. de C.V.	632,900	4,389,470
	Shares	Value
Mexico-(continued)
Coca-Cola FEMSA S.A.B. de C.V., Series L(b)	759,308	$4,602,726
Fomento Economico Mexicano S.A.B. de C.V., Series CPO(c)	547,561	3,416,256
Gruma S.A.B. de C.V., Class B(b)	281,491	3,504,587
Grupo Elektra S.A.B. de C.V.(b)	81,650	4,801,792
Orbia Advance Corp. S.A.B. de C.V.	1,248,414	2,756,744
Promotora y Operadora de Infraestructura S.A.B de C.V.(b)	583,348	4,212,838
Wal-Mart de Mexico S.A.B. de C.V., Series V	980,187	3,554,776
		34,711,499
Qatar-6.06%
Barwa Real Estate Co.	4,801,274	4,746,231
Commercial Bank P.S.Q.C. (The)	1,926,847	3,860,308
Doha Bank Q.P.S.C.	5,332,350	3,675,211
Ezdan Holding Group Q.S.C.(d)	11,286,989	3,288,390
Industries Qatar Q.S.C.	829,060	3,870,123
Masraf Al Rayan Q.S.C.	2,994,547	3,618,043
Ooredoo Q.P.S.C.	2,466,131	6,297,124
Qatar Fuel Q.S.C.	1,231,882	6,024,526
Qatar Gas Transport Co. Ltd.	4,605,420	5,159,639
Qatar Islamic Bank (S.A.Q)	778,181	5,493,796
Qatar National Bank Q.P.S.C.	714,824	3,947,308
		49,980,699
Romania-0.46%
NEPI Rockcastle S.A.	695,257	3,823,634
Russia-0.00%
Mobile TeleSystems PJSC, ADR(e)	206,291	0
X5 Retail Group N.V., GDR(a)(e)	51,546	0
		0
Saudi Arabia-8.33%
Abdullah Al Othaim Markets Co.	169,815	5,244,553
Advanced Petrochemical Co.	287,829	3,751,126
Almarai Co. JSC	278,141	3,865,538
Bank Al-Jazira	474,734	3,311,510
BinDawood Holding Co.	182,012	4,152,936
Dar Al Arkan Real Estate Development Co.(d)	1,017,906	3,409,280
Dr Sulaiman Al Habib Medical Services Group Co.	65,078	3,569,241
Etihad Etisalat Co.	359,581	3,618,786
Jarir Marketing Co.	104,835	4,549,549
Saudi Arabian Oil Co.(a)	445,921	4,713,276
Saudi Basic Industries Corp.	140,274	3,697,318
Saudi Cement Co.	426,011	6,068,048
Saudi National Bank (The)	208,316	3,887,900
Saudi Telecom Co.	156,098	4,172,587
Savola Group (The)	402,455	3,552,019
United Electronics Co.	118,575	3,750,455
Yanbu National Petrochemical Co., Class A	260,365	3,431,328
		68,745,450
South Africa-2.42%
Capitec Bank Holdings Ltd.	26,730	3,196,211
Clicks Group Ltd.(b)	193,376	3,247,929
Growthpoint Properties Ltd.	3,891,032	3,164,789
Remgro Ltd.	372,084	3,052,047
Shoprite Holdings Ltd.	261,858	3,524,679
Vodacom Group Ltd.(b)	459,177	3,801,715
		19,987,370
South Korea-9.66%
BNK Financial Group, Inc.	597,955	3,125,329
See accompanying notes which are an integral part of this schedule.

Invesco S&P Emerging Markets Low Volatility ETF (EELV)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
South Korea-(continued)
GS Holdings Corp.	92,286	$2,958,750
GS Retail Co. Ltd.	160,343	3,030,114
Hanwha Corp.	147,978	3,138,168
Hyundai Department Store Co. Ltd.	57,375	2,941,402
Hyundai Motor Co.	26,445	3,989,854
Industrial Bank of Korea	483,546	3,495,110
Kangwon Land, Inc.(d)	153,174	3,053,812
KT&G Corp.	113,803	7,174,556
LG Uplus Corp.	370,664	3,566,546
LOTTE Corp.(b)	124,696	3,585,094
Mirae Asset Securities Co. Ltd.	623,843	3,164,595
NH Investment & Securities Co. Ltd.	527,103	4,037,160
NongShim Co. Ltd.(b)	15,520	3,339,112
S-1 Corp.	82,272	4,040,454
Samsung C&T Corp.	36,254	3,362,795
Samsung Electronics Co. Ltd.	85,546	4,043,202
Samsung Life Insurance Co. Ltd.	73,192	3,419,871
Samsung Securities Co. Ltd.	128,482	3,461,527
Shinhan Financial Group Co. Ltd.	119,475	3,283,240
SSANGYONG C&E Co. Ltd.	750,791	3,854,804
Yuhan Corp.	81,576	3,629,507
		79,695,002
Switzerland-0.46%
Mediclinic International PLC(d)	655,410	3,816,150
Taiwan-29.95%
Asia Cement Corp.	3,219,000	4,456,349
Asustek Computer, Inc.	362,000	3,403,460
Catcher Technology Co. Ltd.	639,000	3,638,806
Cathay Financial Holding Co. Ltd.	2,046,000	3,109,215
Chang Hwa Commercial Bank Ltd.	9,893,267	5,881,572
Cheng Shin Rubber Industry Co. Ltd.	3,486,000	4,127,407
Chicony Electronics Co. Ltd.	1,884,000	4,983,561
Chipbond Technology Corp.	1,452,000	2,652,697
Chunghwa Telecom Co. Ltd.	1,851,222	7,512,223
Compal Electronics, Inc.	6,063,000	4,616,960
CTBC Financial Holding Co. Ltd.	4,703,053	3,604,925
E.Sun Financial Holding Co. Ltd.	5,274,937	4,844,888
Far Eastern New Century Corp.	4,690,000	4,761,898
Far EasTone Telecommunications Co. Ltd.	2,300,993	5,802,243
First Financial Holding Co. Ltd.	6,496,684	5,858,537
Formosa Chemicals & Fibre Corp.	2,141,095	5,005,733
Formosa Petrochemical Corp.	1,214,000	3,426,171
Formosa Plastics Corp.	1,151,000	3,536,689
Foxconn Technology Co. Ltd.	2,073,000	3,409,881
Fubon Financial Holding Co. Ltd.	1,679,000	3,145,917
Highwealth Construction Corp.	3,090,300	4,680,709
Hon Hai Precision Industry Co. Ltd.	1,101,000	4,008,183
Hua Nan Financial Holdings Co. Ltd.	6,810,030	5,254,056
IBF Financial Holdings Co. Ltd.	10,591,000	4,987,579
Inventec Corp.	5,019,000	3,972,823
Kings Town Bank Co. Ltd.	4,708,000	5,479,904
Lien Hwa Industrial Holdings Corp.	1,809,580	3,620,248
Lite-On Technology Corp.	1,687,000	3,679,273
Mega Financial Holding Co. Ltd.	3,985,777	4,712,485
Nan Ya Plastics Corp.	1,671,930	3,758,087
Pegatron Corp.	2,364,000	4,911,018
Pou Chen Corp.	3,653,000	3,269,777
Powertech Technology, Inc.	1,268,000	3,616,686
President Chain Store Corp.	584,000	5,519,923
Qisda Corp.	3,430,000	3,276,377
Quanta Computer, Inc.	1,510,000	4,266,591
	Shares	Value
Taiwan-(continued)
Radiant Opto-Electronics Corp.	1,184,000	$3,689,496
Shanghai Commercial & Savings Bank Ltd. (The)	2,208,000	3,694,626
Shin Kong Financial Holding Co. Ltd.	11,108,000	3,172,018
Simplo Technology Co. Ltd.	351,000	3,094,887
SinoPac Financial Holdings Co. Ltd.	7,685,421	4,337,985
Synnex Technology International Corp.	1,576,264	2,911,306
Taichung Commercial Bank Co. Ltd.	11,979,850	5,321,533
Taishin Financial Holding Co. Ltd.	7,249,106	3,801,174
Taiwan Business Bank	10,065,154	4,168,462
Taiwan Cement Corp.	4,212,974	5,452,481
Taiwan Cooperative Financial Holding Co. Ltd.	5,705,068	5,220,897
Taiwan High Speed Rail Corp.	6,663,000	6,509,226
Taiwan Mobile Co. Ltd.	2,037,162	6,905,980
Taiwan Semiconductor Manufacturing Co. Ltd.	209,397	3,559,770
Teco Electric and Machinery Co. Ltd.	4,056,000	3,975,939
Tripod Technology Corp.	1,014,000	3,471,327
Uni-President Enterprises Corp.	2,670,181	6,278,372
Wistron Corp.	4,589,000	4,061,605
WPG Holdings Ltd.	2,055,937	3,447,047
Yuanta Financial Holding Co. Ltd.	5,604,010	3,743,369
Yulon Motor Co. Ltd.	2,281,000	3,485,380
		247,095,731
Thailand-13.58%
Advanced Info Service PCL, NVDR	642,024	3,505,755
Airports of Thailand PCL, NVDR(d)	1,969,946	3,759,541
B. Grimm Power PCL, NVDR	3,434,465	3,545,495
Bangkok Bank PCL, NVDR	1,033,625	3,720,601
Bangkok Dusit Medical Services PCL, NVDR	5,870,263	4,265,948
Bangkok Expressway & Metro PCL, NVDR	16,541,395	3,909,539
Berli Jucker PCL, NVDR	3,761,709	3,321,259
BTS Group Holdings PCL, NVDR	16,957,000	3,961,701
Bumrungrad Hospital PCL, NVDR	800,469	3,957,766
Charoen Pokphand Foods PCL, NVDR	5,603,920	3,844,036
CP ALL PCL, NVDR	2,561,579	4,262,339
Electricity Generating PCL, NVDR	965,930	4,854,579
Global Power Synergy PCL, NVDR	1,834,068	3,375,662
Home Product Center PCL, NVDR	9,578,544	3,460,870
Intouch Holdings PCL, NVDR	1,688,145	3,210,273
IRPC PCL, NVDR	33,668,336	2,981,765
Krung Thai Bank PCL, NVDR	7,638,631	3,299,490
Land & Houses PCL, NVDR	18,440,084	4,258,101
Osotspa PCL, NVDR	4,046,337	3,435,154
PTT Global Chemical PCL, NVDR	2,498,130	3,003,050
PTT Oil & Retail Business PCL, NVDR	4,862,030	3,335,133
PTT PCL, NVDR	3,849,331	3,633,911
Ratch Group PCL, NVDR	3,873,593	4,025,127
SCG Packaging PCL, NVDR	2,133,509	2,955,962
Siam Cement PCL (The), NVDR	521,230	5,281,684
Siam Global House PCL, NVDR	5,736,725	2,929,922
Thai Beverage PCL	9,978,838	4,654,242
Thai Union Group PCL, NVDR	7,033,749	3,114,646
Tisco Financial Group PCL, NVDR	2,076,149	4,991,556
WHA Corp. PCL, NVDR	38,997,470	3,178,278
		112,033,385
United Arab Emirates-2.07%
Abu Dhabi National Oil Co. for Distribution PJSC	4,525,330	5,273,114
Aldar Properties PJSC	2,685,705	3,582,841

See accompanying notes which are an integral part of this schedule.

Invesco S&P Emerging Markets Low Volatility ETF (EELV)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
United Arab Emirates-(continued)
Dubai Islamic Bank PJSC	2,944,925	$4,714,382
Emirates NBD Bank PJSC	927,882	3,486,141
		17,056,478
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.16% (Cost $839,086,756)		818,223,311
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.83%
Invesco Private Government Fund, 1.77%(f)(g)(h)	1,907,031	1,907,031
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 1.89%(f)(g)(h)	4,903,793	$4,903,793
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,810,825)		6,810,824
TOTAL INVESTMENTS IN SECURITIES-99.99% (Cost $845,897,581)		825,034,135
OTHER ASSETS LESS LIABILITIES-0.01%		118,346
NET ASSETS-100.00%		$825,152,481

Investment Abbreviations:
ADR-American Depositary Receipt
CPO-Certificates of Ordinary Participation
GDR-Global Depositary Receipt
NVDR-Non-Voting Depositary Receipt

Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2022 was $8,309,284, which represented 1.01% of the Fund’s Net Assets.
(b)	All or a portion of this security was out on loan at July 31, 2022.
(c)	Each CPO for Fomento Economico Mexicano, S.A.B. de C.V. represents one Series B share and four Series D shares.
(d)	Non-income producing security.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$9,266,939	$245,352,188	$(254,619,127)	$-	$-	$-	$9,639
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,823,421	23,518,960	(23,435,350)	-	-	1,907,031	11,092*
Invesco Private Prime Fund	4,254,649	44,589,354	(43,938,850)	(2)	(1,358)	4,903,793	29,228*
Total	$15,345,009	$313,460,502	$(321,993,327)	$(2)	$(1,358)	$6,810,824	$49,959

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco S&P Emerging Markets Momentum ETF (EEMO)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.23%
Brazil-0.10%
Braskem S.A., Class A, Preference Shares	615	$4,341
Chile-0.21%
Cia Sud Americana de Vapores S.A.	76,886	8,315
Sociedad Quimica y Minera de Chile S.A., Class A	12	985
		9,300
China-5.26%
Bank of China Ltd., H Shares	204,948	72,842
Bank of Communications Co. Ltd., H Shares	56,261	33,470
China Coal Energy Co. Ltd., H Shares	5,538	4,303
China Railway Group Ltd., H Shares	11,132	6,637
China Resources Power Holdings Co. Ltd.	6,139	11,543
CITIC Ltd.	18,283	19,727
COSCO SHIPPING Holdings Co. Ltd., H Shares	8,904	13,317
Genscript Biotech Corp.(a)	3,110	11,252
Kunlun Energy Co. Ltd.	12,389	9,122
PetroChina Co. Ltd., H Shares	67,693	31,476
Shanghai Baosight Software Co. Ltd., B Shares	1,154	3,867
Yankuang Energy Group Co. Ltd., H Shares	5,683	17,737
		235,293
Czech Rep-0.98%
CEZ A.S.	814	36,855
Komercni banka A.S.	271	6,825
		43,680
Greece-0.71%
Eurobank Ergasias Services and Holdings S.A.(a)	9,114	8,306
Hellenic Telecommunications Organization S.A.	770	13,206
National Bank of Greece S.A.(a)	1,676	5,209
Star Bulk Carriers Corp.	199	5,179
		31,900
India-30.82%
Aarti Industries Ltd.	566	5,571
ABB India Ltd.	150	5,178
ACC Ltd.	206	5,789
Adani Enterprises Ltd.	1,545	50,080
Adani Green Energy Ltd.(a)	1,148	31,498
Adani Total Gas Ltd.	1,548	61,075
Adani Transmission Ltd.(a)	1,547	60,692
Ambuja Cements Ltd.	1,855	8,772
Apollo Hospitals Enterprise Ltd.	264	14,030
Astral Ltd.	228	5,222
Avenue Supermarts Ltd.(a)(b)	376	20,132
Bajaj Finance Ltd.	596	54,208
Bajaj Finserv Ltd.	121	22,972
Bajaj Holdings & Investment Ltd.	88	5,779
Bharat Electronics Ltd.	3,098	10,756
Canara Bank	1,066	2,990
Coforge Ltd.	85	4,241
Deepak Nitrite Ltd.	265	6,417
Grasim Industries Ltd.	1,213	24,073
Gujarat Gas Ltd.	520	2,920
Hindalco Industries Ltd.	5,483	28,712
Hindustan Aeronautics Ltd.(b)	229	5,851
Hindustan Petroleum Corp. Ltd.	1,649	5,017
ICICI Bank Ltd.	12,091	124,874
Indian Oil Corp. Ltd.	11,473	10,559
Indian Railway Catering & Tourism Corp. Ltd.	1,253	10,072
Infosys Ltd.	10,742	210,025
JSW Energy Ltd.	2,280	6,868
	Shares	Value
India-(continued)
JSW Steel Ltd.	2,680	$21,288
L&T Technology Services Ltd.(b)	82	3,632
Larsen & Toubro Infotech Ltd.(b)	110	6,565
Larsen & Toubro Ltd.	1,782	40,650
Macrotech Developers Ltd.(a)(b)	260	3,754
Max Healthcare Institute Ltd.(a)	1,491	6,954
Mindtree Ltd.	290	12,489
Mphasis Ltd.	320	9,285
NTPC Ltd.	15,887	30,657
Oil & Natural Gas Corp. Ltd.	14,552	24,629
Page Industries Ltd.	15	9,249
Pidilite Industries Ltd.	440	13,608
Piramal Enterprises Ltd.	360	8,039
Polycab India Ltd.	176	5,146
Power Grid Corp. of India Ltd.	10,624	28,677
SBI Life Insurance Co. Ltd.(b)	1,166	19,042
Siemens Ltd.	215	7,308
SRF Ltd.	667	20,435
State Bank of India	6,514	43,422
Sun Pharmaceutical Industries Ltd.	2,799	33,308
Tata Elxsi Ltd.	193	21,160
Tata Motors Ltd.(a)	5,050	28,646
Tata Motors Ltd., Class A(a)	1,648	4,599
Tata Power Co. Ltd. (The)	9,527	26,672
Tata Steel Ltd.	23,090	31,345
Tech Mahindra Ltd.	1,776	23,497
Titan Co. Ltd.	1,306	38,755
Trent Ltd.	488	7,811
UltraTech Cement Ltd.	255	21,056
United Spirits Ltd.(a)	718	7,057
Vedanta Ltd.	4,672	14,990
		1,378,098
Indonesia-0.52%
PT Adaro Energy Indonesia Tbk	49,239	10,789
PT Bank Aladin Syariah Tbk(a)	9,505	1,256
PT Bank Jago Tbk(a)	15,842	11,295
		23,340
Kuwait-4.02%
Agility Public Warehousing Co. KSC	3,897	11,298
Gulf Bank KSCP	5,903	6,911
Kuwait Finance House KSCP	25,018	72,039
National Bank of Kuwait SAKP	25,803	89,698
		179,946
Malaysia-1.04%
CIMB Group Holdings Bhd.	18,600	21,774
Petronas Chemicals Group Bhd.	7,000	13,967
Press Metal Aluminium Holdings Bhd.	9,900	10,811
		46,552
Mexico-2.72%
America Movil S.A.B. de C.V., Series L	69,924	66,625
Arca Continental S.A.B. de C.V.	1,315	9,120
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	896	12,163
Grupo Bimbo S.A.B. de C.V., Series A	4,710	16,665
Grupo Financiero Inbursa S.A.B. de C.V., Class O(a)	7,107	13,104
Ternium S.A., ADR	113	4,004
		121,681
See accompanying notes which are an integral part of this schedule.

Invesco S&P Emerging Markets Momentum ETF (EEMO)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Peru-0.04%
Sociedad Minera Cerro Verde SAA	64	$1,728
Philippines-0.24%
Converge Information and Communications Technology Solutions, Inc.(a)	5,737	1,977
International Container Terminal Services, Inc.	2,436	8,581
		10,558
Poland-1.01%
Bank Polska Kasa Opieki S.A.	859	13,561
LPP S.A.(c)	4	8,527
mBank S.A.(a)	52	2,476
Powszechna Kasa Oszczednosci Bank Polski S.A.(a)	2,588	14,618
Santander Bank Polska S.A.(c)	122	6,178
		45,360
Qatar-2.56%
Commercial Bank P.S.Q.C. (The)	7,520	15,066
Industries Qatar Q.S.C.	5,989	27,957
Qatar Aluminum Manufacturing Co.	13,773	6,399
Qatar National Bank Q.P.S.C.	11,754	64,907
		114,329
Russia-0.00%
Alrosa PJSC(d)	11,439	0
Gazprom PJSC(a)(d)	43,562	0
Severstal PAO(d)	1,045	0
		0
Saudi Arabia-17.64%
Al Rajhi Bank	10,965	261,572
Alinma Bank	5,515	55,869
Arab National Bank	407	3,370
Bank AlBilad(a)	2,369	31,284
Bank Al-Jazira	1,723	12,019
Banque Saudi Fransi	1,660	22,540
Dr Sulaiman Al Habib Medical Services Group Co.	249	13,657
Emaar Economic City(a)	1,247	3,360
Mouwasat Medical Services Co.	107	7,002
National Industrialization Co.(a)	1,040	4,535
Rabigh Refining & Petrochemical Co.(a)	256	1,247
Riyad Bank	5,188	50,416
SABIC Agri-Nutrients Co.	824	29,178
Sahara International Petrochemical Co.	2,037	25,517
Saudi Arabian Mining Co.(a)	4,138	61,916
Saudi British Bank (The)	1,117	12,490
Saudi Kayan Petrochemical Co.(a)	1,639	6,546
Saudi National Bank (The)	9,808	183,051
United Electronics Co.	94	2,973
		788,542
South Africa-4.64%
Capitec Bank Holdings Ltd.	301	35,992
Investec Ltd.	1,741	9,273
MTN Group Ltd.	9,648	80,551
Nedbank Group Ltd.	1,206	15,702
Pepkor Holdings Ltd.(b)	3,281	3,978
Rand Merchant Investment Holdings Ltd.	2,482	4,133
Sasol Ltd.(a)	1,771	37,170
Shoprite Holdings Ltd.	1,530	20,594
		207,393
South Korea-3.04%
BNK Financial Group, Inc.	869	4,542
	Shares	Value
South Korea-(continued)
DB Insurance Co. Ltd.	157	$7,324
Ecopro BM Co. Ltd.	112	10,294
Industrial Bank of Korea	738	5,334
KB Financial Group, Inc.	1,074	40,055
KCC Corp.	12	2,693
L&F Co. Ltd.(a)	70	12,323
LG Innotek Co. Ltd.	36	10,059
Meritz Financial Group, Inc.	209	4,223
Meritz Fire & Marine Insurance Co. Ltd.	294	7,808
Meritz Securities Co. Ltd.	975	3,640
Samsung Engineering Co. Ltd.(a)	394	5,944
Woori Financial Group, Inc.	2,351	21,536
		135,775
Taiwan-16.61%
Advanced Energy Solution Holding Co. Ltd.	95	3,363
Asustek Computer, Inc.	1,551	14,582
Cathay Financial Holding Co. Ltd.	28,690	43,599
Chailease Holding Co. Ltd.	4,432	31,307
China Airlines Ltd.	8,000	6,039
China Development Financial Holding Corp.	81,958	35,311
Chung Hung Steel Corp.	2,948	2,476
CTBC Financial Holding Co. Ltd.	75,000	57,488
E Ink Holdings, Inc.	4,353	28,423
E.Sun Financial Holding Co. Ltd.	50,167	46,078
Eclat Textile Co. Ltd.	479	6,527
Elite Material Co. Ltd.	710	3,936
eMemory Technology, Inc.	160	6,332
Evergreen Marine Corp. Taiwan Ltd.	10,733	34,234
First Financial Holding Co. Ltd.	36,000	32,464
Formosa Sumco Technology Corp.	357	2,051
Fubon Financial Holding Co. Ltd.	31,757	59,503
Gigabyte Technology Co. Ltd.	1,252	3,822
Hotai Finance Co. Ltd.	526	1,810
Hua Nan Financial Holdings Co. Ltd.	33,633	25,948
Kinsus Interconnect Technology Corp.	815	3,702
Lien Hwa Industrial Holdings Corp.	4,000	8,002
Medigen Vaccine Biologics Corp.(a)	412	2,835
Mega Financial Holding Co. Ltd.	42,700	50,485
momo.com, Inc.	138	3,766
Nan Ya Printed Circuit Board Corp.	600	4,820
Ruentex Development Co. Ltd.	7,263	13,293
Ruentex Industries Ltd.	1,728	3,555
Shin Kong Financial Holding Co. Ltd.	36,000	10,280
SinoPac Financial Holdings Co. Ltd.	52,000	29,351
Synnex Technology International Corp.	4,638	8,566
TA Chen Stainless Pipe	4,343	5,062
Taichung Commercial Bank Co. Ltd.	10,500	4,664
Taishin Financial Holding Co. Ltd.	51,000	26,743
Taiwan Cooperative Financial Holding Co. Ltd.	44,240	40,486
Unimicron Technology Corp.	4,159	22,017
Wisdom Marine Lines Co. Ltd.	1,939	4,443
Yang Ming Marine Transport Corp.	9,803	29,336
Yuanta Financial Holding Co. Ltd.	28,000	18,703
Yulon Finance Corp.	1,209	7,205
Yulon Finance Corp., Rts., expiring 08/22/2022(a)	85	81
		742,688
Thailand-0.61%
Com7 PCL, NVDR	1,113	922
Gulf Energy Development PCL, NVDR	13,116	16,836
Land & Houses PCL, NVDR	10,190	2,353

See accompanying notes which are an integral part of this schedule.

Invesco S&P Emerging Markets Momentum ETF (EEMO)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Thailand-(continued)
Regional Container Lines PCL, NVDR	771	$785
SCG Packaging PCL, NVDR	2,663	3,690
Thai Union Group PCL, NVDR	6,601	2,923
		27,509
Turkey-1.09%
Aksa Enerji Uretim A.S.	1,170	1,967
Arcelik A.S.	648	2,347
Coca-Cola Icecek A.S.	193	1,561
Enka Insaat ve Sanayi A.S.	6,154	6,430
Eregli Demir ve Celik Fabrikalari TAS	4,886	7,532
Ford Otomotiv Sanayi A.S.	160	2,704
Iskenderun Demir ve Celik A.S.	590	750
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D	1,877	1,118
Petkim Petrokimya Holding A.S.(a)	3,155	1,581
Sasa Polyester Sanayi A.S.(a)	1,113	2,763
Tofas Turk Otomobil Fabrikasi A.S.	485	1,998
Turk Hava Yollari AO(a)	2,763	7,773
Turkiye Petrol Rafinerileri A.S.(a)	318	4,764
Turkiye Sise ve Cam Fabrikalari A.S.	4,461	5,433
		48,721
United Arab Emirates-5.11%
Abu Dhabi Commercial Bank PJSC	9,279	23,039
Abu Dhabi Islamic Bank PJSC	4,758	11,775
Aldar Properties PJSC	8,291	11,061
Emirates Telecommunications Group Co. PJSC	15,074	114,500
First Abu Dhabi Bank PJSC	12,883	68,115
		228,490
United States-0.26%
JBS S.A.	1,900	11,675
Total Common Stocks & Other Equity Interests (Cost $4,841,072)		4,436,899
	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes-0.01%(e)
India-0.01%
Britannia Industries Ltd., 8.00%, 08/26/2022 (Cost $214)	INR	15,360	$194
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.24% (Cost $4,841,286)			4,437,093
	Shares
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.24%
Invesco Private Government Fund, 1.77%(f)(g)(h)		3,091	3,091
Invesco Private Prime Fund, 1.89%(f)(g)(h)		7,770	7,770
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $10,860)			10,861
TOTAL INVESTMENTS IN SECURITIES-99.48% (Cost $4,852,146)			4,447,954
OTHER ASSETS LESS LIABILITIES-0.52%			23,353
NET ASSETS-100.00%			$4,471,307

Investment Abbreviations:
ADR-American Depositary Receipt
INR-Indian Rupee
NVDR-Non-Voting Depositary Receipt
Rts.-Rights

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2022 was $62,954, which represented 1.41% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at July 31, 2022.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$11,208	$417,881	$(429,089)	$-	$-	$-	$19
See accompanying notes which are an integral part of this schedule.

Invesco S&P Emerging Markets Momentum ETF (EEMO)—(continued)
July 31, 2022
(Unaudited)
	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$4,674	$639,330	$(640,913)	$-	$-	$3,091	$18*
Invesco Private Prime Fund	10,905	1,076,708	(1,079,806)	1	(38)	7,770	59*
Total	$26,787	$2,133,919	$(2,149,808)	$1	$(38)	$10,861	$96

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco S&P International Developed High Dividend Low Volatility ETF (IDHD)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.21%
Australia-13.58%
APA Group	24,612	$200,080
Aurizon Holdings Ltd.	105,044	294,665
Australia & New Zealand Banking Group Ltd.	17,389	277,870
Australia & New Zealand Banking Group Ltd., Rts., expiring 08/31/2022(a)	872	2,422
Bank of Queensland Ltd.	51,893	272,306
Commonwealth Bank of Australia	2,468	173,543
Dexus	40,160	266,785
GPT Group (The)	77,384	245,694
Medibank Pvt. Ltd.	66,602	158,479
National Australia Bank Ltd.	9,845	210,217
Stockland	122,451	328,968
Suncorp Group Ltd.	28,973	226,232
Wesfarmers Ltd.	5,502	179,027
Westpac Banking Corp.	17,262	259,097
		3,095,385
Austria-1.38%
Oesterreichische Post AG(b)	10,942	314,070
Belgium-1.62%
Proximus SADP	26,748	369,421
China-0.74%
Wilmar International Ltd.	57,901	168,314
Finland-0.75%
Elisa OYJ	3,108	171,257
France-2.36%
Bouygues S.A.(b)	9,162	275,590
Orange S.A.	25,668	261,646
		537,236
Germany-1.22%
E.ON SE	31,160	278,643
Hong Kong-12.99%
CK Asset Holdings Ltd.	24,500	173,063
CK Hutchison Holdings Ltd.	32,500	215,496
CK Infrastructure Holdings Ltd.	36,846	230,936
CLP Holdings Ltd.	24,562	208,076
HK Electric Investments & HK Electric Investments Ltd.	217,500	196,722
HKT Trust & HKT Ltd.	215,684	302,236
Hong Kong & China Gas Co. Ltd. (The)	173,000	182,479
Link REIT	25,552	213,858
New World Development Co. Ltd.	95,000	317,074
Power Assets Holdings Ltd.	38,895	254,431
Sino Land Co. Ltd.	142,000	210,922
Sun Hung Kai Properties Ltd.	20,000	238,857
Swire Properties Ltd.	90,400	215,120
		2,959,270
Israel-3.50%
Amot Investments Ltd.	43,256	290,902
First International Bank of Israel Ltd. (The)	7,948	329,613
Plus500 Ltd.	8,789	178,184
		798,699
Italy-5.07%
Assicurazioni Generali S.p.A.	27,201	404,523
Snam S.p.A.	47,128	235,369
Terna Rete Elettrica Nazionale S.p.A.	23,527	179,392
UnipolSai Assicurazioni S.p.A.(b)	148,981	335,414
		1,154,698
	Shares	Value
Japan-18.07%
Activia Properties, Inc.	68	$212,420
Aozora Bank Ltd.	11,600	240,853
Chugoku Electric Power Co., Inc. (The)	31,237	203,339
Daiwa Office Investment Corp.	34	171,717
EXEO Group, Inc.	12,367	205,793
Japan Post Holdings Co. Ltd.	28,800	206,071
Japan Prime Realty Investment Corp.	58	176,409
Japan Tobacco, Inc.	16,234	290,001
Kenedix Office Investment Corp.	35	187,243
Kyushu Electric Power Co., Inc.	31,100	202,447
Mitsubishi HC Capital, Inc.	38,600	185,707
Mizuho Financial Group, Inc.	17,900	212,081
ORIX JREIT, Inc.	125	178,732
Sekisui House Ltd.	9,500	167,467
Sekisui House REIT, Inc.	331	206,550
Seven Bank Ltd.	88,562	174,937
Softbank Corp.	22,286	256,543
Sumitomo Mitsui Financial Group, Inc.	6,900	212,034
Takeda Pharmaceutical Co. Ltd.	7,099	208,482
Tohoku Electric Power Co., Inc.	39,673	218,773
		4,117,599
Netherlands-1.49%
Koninklijke Ahold Delhaize N.V.	6,279	172,128
Koninklijke KPN N.V.(b)	50,943	167,312
		339,440
New Zealand-3.74%
Contact Energy Ltd.	50,609	242,768
Fletcher Building Ltd.	103,857	336,037
Spark New Zealand Ltd.	85,619	273,806
		852,611
Norway-2.75%
Gjensidige Forsikring ASA	7,591	158,141
Orkla ASA	20,285	174,702
Telenor ASA	24,280	293,846
		626,689
Portugal-0.78%
Jeronimo Martins SGPS S.A.	7,714	177,920
Singapore-11.97%
CapitaLand Integrated Commercial Trust	139,877	220,502
DBS Group Holdings Ltd.	8,300	188,879
Jardine Cycle & Carriage Ltd.	8,500	172,102
Keppel Corp. Ltd.	47,094	234,295
Keppel REIT	255,193	204,834
Mapletree Industrial Trust	104,526	204,834
Mapletree Logistics Trust	194,838	247,968
Mapletree Pan Asia Commercial Trust	164,213	225,616
Oversea-Chinese Banking Corp. Ltd.	22,153	186,945
Singapore Technologies Engineering Ltd.	69,418	201,794
Suntec REIT	214,970	250,272
United Overseas Bank Ltd.	9,201	183,301
Venture Corp. Ltd.	16,167	205,522
		2,726,864
Spain-1.11%
Telefonica S.A.	57,201	254,122
Sweden-2.02%
Svenska Handelsbanken AB, Class A	26,190	234,075
Telia Co. AB	61,533	226,151
		460,226
See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed High Dividend Low Volatility ETF (IDHD)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Switzerland-4.60%
Holcim AG(a)	5,458	$254,619
Novartis AG	1,982	170,043
Swiss Life Holding AG	427	225,426
Swisscom AG	339	182,883
Zurich Insurance Group AG	493	214,769
		1,047,740
United Kingdom-9.66%
British American Tobacco PLC	6,479	253,914
Imperial Brands PLC	14,843	324,943
National Grid PLC	16,078	221,382
Phoenix Group Holdings PLC	45,771	358,589
SSE PLC	10,526	226,465
Tesco PLC	59,996	191,722
Unilever PLC	3,653	177,969
United Utilities Group PLC	14,769	195,899
Vodafone Group PLC	169,589	249,298
		2,200,181
United States-0.81%
GSK PLC	8,738	183,701
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.21% (Cost $23,660,638)		22,834,086
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.33%
Invesco Private Government Fund, 1.77%(c)(d)(e)	148,779	$148,779
Invesco Private Prime Fund, 1.89%(c)(d)(e)	382,575	382,575
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $531,360)		531,354
TOTAL INVESTMENTS IN SECURITIES-102.54% (Cost $24,191,998)		23,365,440
OTHER ASSETS LESS LIABILITIES-(2.54)%		(579,802)
NET ASSETS-100.00%		$22,785,638

Investment Abbreviations:
REIT-Real Estate Investment Trust
Rts.-Rights

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at July 31, 2022.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,589,317	$(1,589,317)	$-	$-	$-	$120
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	419,898	2,707,498	(2,978,617)	-	-	148,779	1,288*
Invesco Private Prime Fund	979,762	6,375,702	(6,972,635)	(6)	(248)	382,575	3,643*
Total	$1,399,660	$10,672,517	$(11,540,569)	$(6)	$(248)	$531,354	$5,051

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco S&P International Developed Low Volatility ETF (IDLV)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Australia-7.82%
APA Group	269,138	$2,187,923
ASX Ltd.	41,590	2,561,438
Aurizon Holdings Ltd.	708,721	1,988,074
Australia & New Zealand Banking Group Ltd.	149,876	2,394,962
Australia & New Zealand Banking Group Ltd., Rts., expiring 08/31/2022(a)	10,554	29,311
Coles Group Ltd.	197,228	2,580,483
Commonwealth Bank of Australia	29,935	2,104,949
Dexus	320,309	2,127,831
GPT Group (The)	643,626	2,043,507
Medibank Pvt. Ltd.	1,036,750	2,466,945
National Australia Bank Ltd.	122,810	2,622,323
Qube Holdings Ltd.	934,144	1,799,095
Sonic Healthcare Ltd.	85,167	2,036,651
Telstra Corp. Ltd.	952,194	2,584,676
Transurban Group	250,329	2,534,601
Wesfarmers Ltd.	62,822	2,044,129
Westpac Banking Corp.(b)	145,357	2,181,762
Woolworths Group Ltd.	89,126	2,333,449
		38,622,109
Austria-0.40%
CA Immobilien Anlagen AG	60,960	1,979,729
Belgium-1.21%
Ackermans & van Haaren N.V.	12,995	1,902,752
Groupe Bruxelles Lambert S.A.	26,547	2,335,484
Proximus SADP	123,731	1,708,870
		5,947,106
Canada-22.68%
Algonquin Power & Utilities Corp.	211,398	2,954,804
AltaGas Ltd.	113,476	2,526,609
Bank of Montreal(b)	24,823	2,473,098
Bank of Nova Scotia (The)	44,667	2,719,376
BCE, Inc.	72,614	3,666,544
Canadian Apartment Properties REIT(b)	62,671	2,372,631
Canadian Imperial Bank of Commerce	49,741	2,514,709
Canadian Tire Corp. Ltd., Class A(b)	15,624	2,005,935
Canadian Utilities Ltd., Class A(b)	126,998	4,108,219
CCL Industries, Inc., Class B(b)	45,820	2,300,387
CGI, Inc., Class A(a)	27,353	2,343,902
Choice Properties REIT(b)	251,036	2,795,711
Dollarama, Inc.	37,122	2,248,440
Emera, Inc.(b)	82,688	3,917,734
Empire Co. Ltd., Class A	77,365	2,346,278
Enbridge, Inc.	64,155	2,879,427
Fortis, Inc.(b)	78,774	3,718,765
George Weston Ltd.	20,533	2,449,185
Great-West Lifeco, Inc.	129,237	3,138,764
Hydro One Ltd.(c)	147,712	4,121,203
IGM Financial, Inc.	74,835	2,171,433
Intact Financial Corp.	21,627	3,217,003
Loblaw Cos. Ltd.	26,726	2,431,381
Metro, Inc.	51,263	2,836,898
National Bank of Canada	37,982	2,663,349
Northland Power, Inc.	74,171	2,430,014
Open Text Corp.	52,224	2,134,852
Pembina Pipeline Corp.	58,212	2,221,083
Power Corp. of Canada	106,717	2,898,312
Quebecor, Inc., Class B	108,692	2,413,304
Restaurant Brands International, Inc.	41,625	2,230,114
RioCan REIT	151,114	2,423,532
	Shares	Value
Canada-(continued)
Rogers Communications, Inc., Class B	53,066	$2,438,050
Royal Bank of Canada(b)	32,508	3,167,713
Sun Life Financial, Inc.	62,642	2,906,851
TC Energy Corp.	43,878	2,337,809
TELUS Corp.	151,751	3,491,333
Thomson Reuters Corp.	26,335	2,955,250
TMX Group Ltd.	24,610	2,523,516
Toromont Industries Ltd.	26,614	2,240,075
Toronto-Dominion Bank (The)	35,519	2,305,748
		112,039,341
China-0.43%
Wilmar International Ltd.	730,989	2,124,937
Denmark-0.46%
Tryg A/S(b)	100,209	2,274,717
Finland-0.57%
Elisa OYJ	51,419	2,833,286
France-2.71%
Air Liquide S.A.	15,380	2,103,301
Bouygues S.A.(b)	69,805	2,099,713
Bureau Veritas S.A.(b)	77,660	2,132,481
Legrand S.A.	24,794	2,019,464
Orange S.A.	278,521	2,839,089
Sanofi	22,177	2,198,190
		13,392,238
Germany-0.90%
Beiersdorf AG	20,246	2,077,803
Deutsche Boerse AG	13,687	2,379,491
		4,457,294
Hong Kong-6.65%
CK Hutchison Holdings Ltd.	334,260	2,216,364
CK Infrastructure Holdings Ltd.	370,356	2,321,242
CLP Holdings Ltd.	453,944	3,845,562
Hang Seng Bank Ltd.	125,890	2,028,699
HK Electric Investments & HK Electric Investments Ltd.(b)	5,189,203	4,693,479
HKT Trust & HKT Ltd.	3,081,977	4,318,749
Hong Kong & China Gas Co. Ltd. (The)	1,926,188	2,031,725
Link REIT	311,307	2,605,494
MTR Corp. Ltd.	654,615	3,460,747
Power Assets Holdings Ltd.	485,126	3,173,444
Sun Hung Kai Properties Ltd.	181,245	2,164,578
		32,860,083
Israel-1.45%
Amot Investments Ltd.	326,906	2,198,485
First International Bank of Israel Ltd. (The)	57,613	2,389,277
Strauss Group Ltd.	97,470	2,559,960
		7,147,722
Italy-2.02%
Assicurazioni Generali S.p.A.	124,001	1,844,094
Infrastrutture Wireless Italiane S.p.A.(c)	192,654	2,011,543
Snam S.p.A.(b)	446,740	2,231,131
Terna Rete Elettrica Nazionale S.p.A.(b)	257,880	1,966,322
UnipolSai Assicurazioni S.p.A.	863,163	1,943,315
		9,996,405
Japan-25.85%
Activia Properties, Inc.	691	2,158,567
Advance Residence Investment Corp.(b)	832	2,284,654
Aeon Mall Co. Ltd.(b)	176,516	2,238,643
See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed Low Volatility ETF (IDLV)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Japan-(continued)
Aozora Bank Ltd.	106,220	$2,205,466
Chubu Electric Power Co., Inc.	219,035	2,327,196
Chugoku Electric Power Co., Inc. (The)	336,011	2,187,277
COMSYS Holdings Corp.	112,916	2,254,096
Daiwa House REIT Investment Corp.	935	2,242,181
Daiwa Office Investment Corp.	455	2,297,980
EXEO Group, Inc.	140,510	2,338,154
Ezaki Glico Co. Ltd.	82,715	2,404,398
GLP J-Reit	1,727	2,262,609
House Foods Group, Inc.	106,722	2,282,166
Industrial & Infrastructure Fund Investment Corp.(b)	1,505	2,084,366
Japan Metropolitan Fund Investment Corp.	2,579	2,091,759
Japan Post Holdings Co. Ltd.	296,895	2,124,360
Japan Prime Realty Investment Corp.	770	2,341,975
Japan Real Estate Investment Corp.	500	2,405,537
Japan Tobacco, Inc.	137,803	2,461,688
Kansai Electric Power Co., Inc. (The)	230,759	2,330,899
Kao Corp.	52,890	2,289,328
KDDI Corp.	69,248	2,223,811
Kenedix Office Investment Corp.	472	2,525,103
Kewpie Corp.	134,760	2,329,185
Kinden Corp.	198,806	2,332,419
Kirin Holdings Co. Ltd.	135,224	2,211,239
Kyushu Electric Power Co., Inc.	370,895	2,414,356
McDonald’s Holdings Co. Japan Ltd.	101,123	3,783,127
MEIJI Holdings Co. Ltd.	47,679	2,479,379
Mitsubishi Estate Co. Ltd.	143,197	2,117,151
Mitsubishi HC Capital, Inc.	433,731	2,086,712
Mizuho Financial Group, Inc.	202,015	2,393,496
Nippon Building Fund, Inc.	440	2,324,280
Nippon Prologis REIT, Inc.	817	2,115,092
Nippon Telegraph & Telephone Corp.	83,678	2,383,555
Nippon Television Holdings, Inc.	219,695	2,031,747
Nisshin Seifun Group, Inc.	189,974	2,325,458
Nissin Foods Holdings Co. Ltd.	33,973	2,450,428
Nomura Real Estate Master Fund, Inc.	1,740	2,170,281
Ono Pharmaceutical Co. Ltd.	85,620	2,394,669
ORIX JREIT, Inc.	1,547	2,211,984
Osaka Gas Co. Ltd.	113,679	2,033,719
Otsuka Holdings Co. Ltd.	62,280	2,215,332
Secom Co. Ltd.	32,981	2,193,798
Sekisui House Ltd.(b)	126,716	2,233,766
Sekisui House REIT, Inc.	4,264	2,660,812
Seven Bank Ltd.	1,352,222	2,671,056
Skylark Holdings Co. Ltd.(a)	172,556	2,047,690
Softbank Corp.	245,287	2,823,599
Takeda Pharmaceutical Co. Ltd.	90,775	2,665,858
Teijin Ltd.	199,759	2,101,468
Tohoku Electric Power Co., Inc.(b)	416,263	2,295,442
Tokyo Gas Co. Ltd.	103,946	2,030,700
United Urban Investment Corp.	1,913	2,075,458
Zensho Holdings Co. Ltd.	103,860	2,731,522
		127,696,991
Netherlands-1.44%
Koninklijke Ahold Delhaize N.V.	78,080	2,140,431
Koninklijke KPN N.V.(b)	740,134	2,430,818
Wolters Kluwer N.V.(b)	23,363	2,525,143
		7,096,392
New Zealand-1.88%
Contact Energy Ltd.	456,162	2,188,179
	Shares	Value
New Zealand-(continued)
Fletcher Building Ltd.	577,177	$1,867,501
Infratil Ltd.	465,659	2,446,889
Spark New Zealand Ltd.	870,056	2,782,400
		9,284,969
Norway-1.95%
Gjensidige Forsikring ASA	113,671	2,368,072
Orkla ASA	334,711	2,882,652
SpareBank 1 SR-Bank ASA, Class B	165,333	1,947,911
Telenor ASA	200,317	2,424,318
		9,622,953
Singapore-10.78%
Ascendas REIT	1,677,623	3,602,965
CapitaLand Integrated Commercial Trust	1,664,475	2,623,874
City Developments Ltd.	371,510	2,082,004
DBS Group Holdings Ltd.	109,575	2,493,546
Genting Singapore Ltd.	4,312,661	2,510,443
Keppel Corp. Ltd.	479,372	2,384,901
Keppel REIT	2,695,138	2,163,282
Mapletree Industrial Trust	1,888,185	3,700,182
Mapletree Logistics Trust	2,220,563	2,826,084
Mapletree Pan Asia Commercial Trust	1,957,171	2,689,005
Oversea-Chinese Banking Corp. Ltd.	312,623	2,638,159
SATS Ltd.(a)	755,900	2,170,022
Singapore Airlines Ltd.(a)(b)	518,971	2,045,261
Singapore Exchange Ltd.	379,585	2,717,399
Singapore Technologies Engineering Ltd.	1,052,306	3,058,985
Singapore Telecommunications Ltd.	1,510,875	2,851,532
Suntec REIT	2,283,758	2,658,797
United Overseas Bank Ltd.	125,419	2,498,585
UOL Group Ltd.	570,282	3,076,364
Venture Corp. Ltd.	191,106	2,429,419
		53,220,809
Spain-0.46%
Red Electrica Corp. S.A.	116,876	2,291,691
Sweden-1.42%
AAK AB(b)	131,832	2,291,347
Axfood AB	69,195	2,188,145
Telia Co. AB(b)	683,956	2,513,728
		6,993,220
Switzerland-2.99%
Geberit AG	3,937	2,062,336
Novartis AG	32,341	2,774,657
SGS S.A.	1,048	2,547,375
Swiss Life Holding AG	3,864	2,039,919
Swisscom AG	5,325	2,872,727
Zurich Insurance Group AG(b)	5,670	2,470,058
		14,767,072
United Kingdom-3.87%
British American Tobacco PLC	51,894	2,033,740
Bunzl PLC	64,823	2,422,501
Diageo PLC	48,495	2,290,907
National Grid PLC	186,426	2,566,942
RELX PLC	88,103	2,600,977
Severn Trent PLC(b)	68,155	2,446,666
Tesco PLC	736,632	2,353,967
United Utilities Group PLC	182,128	2,415,785
		19,131,485

See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed Low Volatility ETF (IDLV)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
United States-2.00%
GSK PLC	93,639	$1,968,589
Nestle S.A.	24,426	2,986,312
Roche Holding AG	6,889	2,281,384
Waste Connections, Inc.	19,656	2,618,090
		9,854,375
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $510,915,649)		493,634,924
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.79%
Invesco Private Government Fund, 1.77%(d)(e)(f)	10,764,926	10,764,926
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 1.89%(d)(e)(f)	27,681,238	$27,681,238
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $38,446,164)		38,446,164
TOTAL INVESTMENTS IN SECURITIES-107.73% (Cost $549,361,813)		532,081,088
OTHER ASSETS LESS LIABILITIES-(7.73)%		(38,157,384)
NET ASSETS-100.00%		$493,923,704

Investment Abbreviations:
REIT-Real Estate Investment Trust
Rts.-Rights

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at July 31, 2022.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2022 was $6,132,746, which represented 1.24% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$56,028,113	$(56,028,113)	$-	$-	$-	$3,736
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	16,037,629	111,452,062	(116,724,765)	-	-	10,764,926	38,021*
Invesco Private Prime Fund	37,421,121	216,017,309	(225,747,494)	-	(9,698)	27,681,238	109,339*
Total	$53,458,750	$383,497,484	$(398,500,372)	$-	$(9,698)	$38,446,164	$151,096

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco S&P International Developed Momentum ETF (IDMO)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.79%
Australia-2.71%
Computershare Ltd.	666	$11,609
Glencore PLC	13,650	76,717
IGO Ltd.	1,011	7,788
Lynas Rare Earths Ltd.(a)	1,033	6,278
Macquarie Group Ltd.	479	60,542
Mineral Resources Ltd.	182	6,825
Pilbara Minerals Ltd.(a)	5,898	11,400
South32 Ltd.	5,725	15,221
Telstra Corp. Ltd.	4,950	13,437
		209,817
Austria-0.38%
BAWAG Group AG(b)	105	4,812
Erste Group Bank AG	562	14,154
OMV AG	192	8,109
Raiffeisen Bank International AG	191	2,292
		29,367
Belgium-0.30%
Ackermans & van Haaren N.V.	32	4,686
D’Ieteren Group	49	7,969
Shurgard Self Storage S.A.(c)	28	1,436
Sofina S.A.(c)	16	3,726
Warehouses De Pauw C.V.A.(c)	160	5,410
		23,227
Canada-27.09%
AltaGas Ltd.	451	10,042
Bank of Montreal(c)	1,411	140,577
Bank of Nova Scotia (The)	2,267	138,017
BCE, Inc.	582	29,387
Brookfield Asset Management, Inc., Class A	1,856	92,036
Canadian Imperial Bank of Commerce	2,091	105,713
Canadian Natural Resources Ltd.	2,706	149,328
Canadian Utilities Ltd., Class A	140	4,529
Cenovus Energy, Inc.	2,616	49,815
Constellation Software, Inc.	23	39,101
Dollarama, Inc.	324	19,624
Emera, Inc.(c)	332	15,730
Enbridge, Inc.	3,137	140,796
Fairfax Financial Holdings Ltd.	28	15,073
Fortis, Inc.(c)	622	29,363
George Weston Ltd.	123	14,671
Gildan Activewear, Inc.	245	7,176
Great-West Lifeco, Inc.	610	14,815
iA Financial Corp., Inc.	172	9,458
IGM Financial, Inc.	108	3,134
Imperial Oil Ltd.	461	22,079
Intact Financial Corp.	208	30,940
Ivanhoe Mines Ltd., Class A(a)	684	4,249
Keyera Corp.	217	5,621
Loblaw Cos. Ltd.	369	33,570
Metro, Inc.	278	15,385
National Bank of Canada	633	44,387
Nutrien Ltd.	670	57,319
Onex Corp.	83	4,433
Power Corp. of Canada	1,244	33,786
RioCan REIT	215	3,448
Royal Bank of Canada	3,290	320,591
Sun Life Financial, Inc.	833	38,655
Suncor Energy, Inc.	1,972	66,885
TC Energy Corp.	1,113	59,300
	Shares	Value
Canada-(continued)
Teck Resources Ltd., Class B	488	$14,339
TELUS Corp.	529	12,171
Thomson Reuters Corp.	187	20,985
Toronto-Dominion Bank (The)	3,543	229,997
Tourmaline Oil Corp.	709	44,393
WSP Global, Inc.	84	10,128
		2,101,046
China-0.27%
BOC Hong Kong Holdings Ltd.	4,443	16,046
Wharf Holdings Ltd. (The)	1,345	4,917
		20,963
Denmark-4.39%
AP Moller - Maersk A/S, Class A	5	13,291
AP Moller - Maersk A/S, Class B	9	24,393
DSV A/S	214	35,755
Novo Nordisk A/S, Class B	2,285	267,246
		340,685
Finland-1.37%
Kesko OYJ, Class B	270	6,641
Nordea Bank Abp	7,417	72,685
Sampo OYJ, Class A	618	26,554
		105,880
France-11.96%
AXA S.A.	4,040	92,480
BNP Paribas S.A.	1,772	83,114
Bollore SE	1,054	5,288
Capgemini SE	280	52,918
Christian Dior SE	5	3,372
Cie de Saint-Gobain	663	30,641
Cie Generale des Etablissements Michelin S.C.A.	749	20,746
Credit Agricole S.A.	1,941	17,771
EssilorLuxottica S.A.	385	59,847
Hermes International	50	68,011
LVMH Moet Hennessy Louis Vuitton SE	326	224,374
Publicis Groupe S.A.	310	16,405
Societe Generale S.A.	1,755	39,073
TotalEnergies SE	3,548	180,018
Veolia Environnement S.A.	959	23,830
Vivendi SE	998	9,421
		927,309
Germany-2.45%
Bayerische Motoren Werke AG, Preference Shares	65	4,898
Deutsche Post AG	976	38,712
E.ON SE	3,596	32,157
Hannover Rueck SE	84	11,846
Hapag-Lloyd AG(b)(c)	14	4,782
Mercedes-Benz Group AG	936	54,610
Merck KGaA	149	28,213
Porsche Automobil Holding SE, Preference Shares	147	10,552
Talanx AG	81	2,939
Uniper SE(c)	141	935
		189,644
Hong Kong-0.31%
Orient Overseas International Ltd.	364	12,659
Power Assets Holdings Ltd.	1,696	11,094
		23,753
Israel-1.71%
Airport City Ltd.(a)	138	2,622
See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed Momentum ETF (IDMO)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Israel-(continued)
Alony Hetz Properties & Investments Ltd.	237	$3,400
Amot Investments Ltd.	358	2,408
Azrieli Group Ltd.	43	3,386
Bank Hapoalim BM	1,676	15,317
Bank Leumi Le-Israel BM	3,197	30,455
Bezeq The Israeli Telecommunication Corp. Ltd.	3,033	5,135
Big Shopping Centers Ltd.	19	2,490
Clal Insurance Enterprises Holdings Ltd.(a)	111	2,136
First International Bank of Israel Ltd. (The)	104	4,313
Fox Wizel Ltd.	18	2,254
ICL Group Ltd.	1,130	10,035
Israel Corp. Ltd. (The)(a)	8	3,468
Israel Discount Bank Ltd., Class A	2,212	12,294
Melisron Ltd.(a)	35	2,609
Mivne Real Estate KD Ltd.(c)	1,377	4,596
Mizrahi Tefahot Bank Ltd.	322	11,720
Nova Ltd.(a)	29	2,971
Phoenix Holdings Ltd. (The)	234	2,455
ZIM Integrated Shipping Services Ltd.(c)	177	8,818
		132,882
Italy-2.57%
A2A S.p.A.(c)	1,561	1,999
Assicurazioni Generali S.p.A.	2,005	29,818
Banca Mediolanum S.p.A.	283	1,861
Eni S.p.A.	4,914	58,704
Hera S.p.A.	910	2,600
Intesa Sanpaolo S.p.A.	28,349	49,967
Mediobanca Banca di Credito Finanziario S.p.A.	1,010	8,609
Pirelli & C. S.p.A.(b)	543	2,330
Poste Italiane S.p.A.(b)	718	5,981
UniCredit S.p.A.	3,721	36,348
UnipolSai Assicurazioni S.p.A.	534	1,202
		199,419
Japan-12.05%
AGC, Inc.	274	9,902
Aozora Bank Ltd.	136	2,824
BayCurrent Consulting, Inc.	24	7,416
Bridgestone Corp.	600	23,336
Dai Nippon Printing Co. Ltd.	358	7,848
Dai-ichi Life Holdings, Inc.	1,621	27,932
Daiwa Securities Group, Inc.	2,000	9,169
Denso Corp.	543	29,391
Ebara Corp.	90	3,495
Hitachi Transport System Ltd.	56	3,624
Inpex Corp.	1,680	18,956
JFE Holdings, Inc.	596	6,645
Kawasaki Kisen Kaisha Ltd.	179	13,085
Lasertec Corp.	80	11,574
Marubeni Corp.	2,759	25,453
Mitsubishi Corp.	2,198	64,929
Mitsubishi UFJ Financial Group, Inc.	17,589	98,098
Mitsui & Co. Ltd.	2,065	45,201
Mitsui OSK Lines Ltd.(c)	830	22,574
MS&AD Insurance Group Holdings, Inc.	563	18,185
Nippon Steel Corp.	961	14,165
Nippon Yusen K.K.	389	30,270
NTT Data Corp.	697	10,441
ORIX Corp.	1,414	24,974
Resona Holdings, Inc.	2,734	10,541
Seven & i Holdings Co. Ltd.	882	35,828
Shinko Electric Industries Co. Ltd.	96	2,439
	Shares	Value
Japan-(continued)
Shinsei Bank Ltd.	139	$2,088
Sojitz Corp.	264	3,984
Tokio Marine Holdings, Inc.	795	46,183
Toppan, Inc.	401	6,769
Toyota Motor Corp.	18,563	296,814
		934,133
Netherlands-4.71%
ING Groep N.V.	7,490	72,485
NN Group N.V.	545	25,385
Shell PLC	8,704	230,797
Wolters Kluwer N.V.	337	36,424
		365,091
Norway-1.51%
Aker BP ASA, SDR(c)(d)	244	8,398
DNB Bank ASA	1,108	21,730
Equinor ASA	1,464	55,880
Kongsberg Gruppen ASA	154	5,655
Nordic Semiconductor ASA(a)	222	3,858
Norsk Hydro ASA	1,969	13,251
SpareBank 1 SR-Bank ASA, Class B	282	3,322
Storebrand ASA	644	5,371
		117,465
Portugal-0.13%
Jeronimo Martins SGPS S.A.	453	10,448
Singapore-1.93%
DBS Group Holdings Ltd.	2,883	65,607
Kenon Holdings Ltd.	59	2,509
Oversea-Chinese Banking Corp. Ltd.	4,460	37,637
United Overseas Bank Ltd.	2,191	43,649
		149,402
Spain-0.85%
Banco Bilbao Vizcaya Argentaria S.A.	7,312	32,932
Naturgy Energy Group S.A.(c)	484	14,124
Repsol S.A.	1,530	18,916
		65,972
Sweden-1.53%
AddTech AB, Class B	251	4,259
Alfa Laval AB	335	9,923
Fastighets AB Balder, Class B(a)	717	4,542
Getinge AB, Class B	331	7,412
Investment AB Latour, Class B	177	4,370
Investor AB, Class A(c)	721	14,717
Investor AB, Class B	1,926	35,667
Orron Energy AB	257	315
Sagax AB, Class B	219	5,598
Samhallsbyggnadsbolaget i Norden AB, Class B(c)	2,335	4,298
Skandinaviska Enskilda Banken AB, Class A	1,964	21,123
SSAB AB, Class A	237	1,136
SSAB AB, Class B	623	2,832
Vitrolife AB	81	2,622
		118,814
Switzerland-3.80%
Chocoladefabriken Lindt & Spruengli AG, PC	2	22,050
Cie Financiere Richemont S.A.	687	82,196
Sika AG	150	36,838
Sonova Holding AG, Class A	63	22,557
Straumann Holding AG	131	17,578

See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed Momentum ETF (IDMO)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Switzerland-(continued)
Swiss Life Holding AG	56	$29,564
Zurich Insurance Group AG	193	84,078
		294,861
United Kingdom-9.52%
Ashtead Group PLC	493	27,543
Aviva PLC	3,312	15,960
BAE Systems PLC	3,851	36,084
Barclays PLC	18,057	34,538
BT Group PLC(c)	10,130	19,945
CNH Industrial N.V.	1,002	12,746
Diageo PLC	2,783	131,469
HSBC Holdings PLC	24,530	153,342
Lloyds Banking Group PLC	96,154	52,941
National Grid PLC	5,445	74,974
NatWest Group PLC	7,976	24,129
RELX PLC	2,303	67,989
Segro PLC	1,594	21,240
Severn Trent PLC	298	10,698
St James’s Place PLC	567	8,470
Tesco PLC	8,613	27,524
WPP PLC	1,753	18,853
		738,445
United States-8.25%
Ferguson PLC	305	38,192
GSK PLC	4,507	94,751
	Shares	Value
United States-(continued)
Nestle S.A.	3,252	$397,588
Stellantis N.V.	2,320	32,934
Swiss Re AG	381	28,523
Tenaris S.A.	581	8,060
Waste Connections, Inc.	299	39,825
		639,873
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.79% (Cost $8,410,755)		7,738,496
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.80%
Invesco Private Government Fund, 1.77%(e)(f)(g)	82,416	82,416
Invesco Private Prime Fund, 1.89%(e)(f)(g)	211,928	211,928
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $294,331)		294,344
TOTAL INVESTMENTS IN SECURITIES-103.59% (Cost $8,705,086)		8,032,840
OTHER ASSETS LESS LIABILITIES-(3.59)%		(278,436)
NET ASSETS-100.00%		$7,754,404

Investment Abbreviations:
PC-Participation Certificate
REIT-Real Estate Investment Trust
SDR-Swedish Depository Receipt

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2022 was $17,905, which represented less than 1% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at July 31, 2022.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$226,004	$(226,004)	$-	$-	$-	$35
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	325,717	1,750,765	(1,994,066)	-	-	82,416	367*
Invesco Private Prime Fund	760,007	2,973,271	(3,521,312)	13	(51)	211,928	1,059*
Total	$1,085,724	$4,950,040	$(5,741,382)	$13	$(51)	$294,344	$1,461

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed Momentum ETF (IDMO)—(continued)
July 31, 2022
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
July 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco FTSE International Low Beta Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$4,917,923	$-	$6,643	$4,924,566
Money Market Funds	-	195,079	-	195,079
Total Investments	$4,917,923	$195,079	$6,643	$5,119,645
Invesco S&P Emerging Markets Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$818,223,311	$-	$0	$818,223,311
Money Market Funds	-	6,810,824	-	6,810,824
Total Investments	$818,223,311	$6,810,824	$0	$825,034,135
Invesco S&P Emerging Markets Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$4,436,818	$81	$0	$4,436,899
Non-U.S. Dollar Denominated Bonds & Notes	-	194	-	194
Money Market Funds	-	10,861	-	10,861
Total Investments	$4,436,818	$11,136	$0	$4,447,954
Invesco S&P International Developed High Dividend Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$22,834,086	$-	$-	$22,834,086
Money Market Funds	-	531,354	-	531,354
Total Investments	$22,834,086	$531,354	$-	$23,365,440
Invesco S&P International Developed Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$493,634,924	$-	$-	$493,634,924
Money Market Funds	-	38,446,164	-	38,446,164
Total Investments	$493,634,924	$38,446,164	$-	$532,081,088

	Level 1	Level 2	Level 3	Total
Invesco S&P International Developed Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$7,730,098	$-	$8,398	$7,738,496
Money Market Funds	-	294,344	-	294,344
Total Investments	$7,730,098	$294,344	$8,398	$8,032,840